United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8042
(Investment Company Act File Number)

Federated Hermes Insurance Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-12-31

Date of Reporting Period: 2025-12-31

Item 1.	Reports to Stockholders

Federated Hermes Government Money Fund II

Service Shares

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Government Money Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$64	0.63%

Key Fund Statistics

  Net Assets$74,904,931
  Number of Investments80
  Total Advisory Fees Paid$50,141

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
59.0%
U.S. Treasury Securities
25.4%
U.S. Government Agency Securities
15.2%

Value	Value
U.S. Government Agency Securities	15.2%
U.S. Treasury Securities	25.4%
Repurchase Agreements	59.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.4%
91-180 Days	5.0%
31-90 Days	7.8%
8-30 Days	4.9%
1-7 Days	74.5%

Annual Shareholder Report

Federated Hermes Government Money Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916504

G00842-01-A (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Fund for U.S. Government Securities II

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities II (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Fund for U.S. Government Securities II	$81	0.78%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the blended index consisting of a 67%/33% blend of the Bloomberg US Mortgage Backed Securities Index and the Bloomberg US Government Bond Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.

Top Contributors to Performance

  Sector allocation was the largest positive contributor to performance relative to the Blended Index as an overweight allocation to residential mortgage-backed securities (MBS) which posted positive excess return, as well as exposure to commercial MBS, proved beneficial due to incremental income and tighter spreads.

  Interest rate strategy made a small, positive contribution to relative performance as above Blended Index effective duration proved beneficial as rates fell across most of the yield curve.

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were U.S. Treasury futures contracts. For the reporting period, the use of futures contracts positively contributed to Fund performance relative to the Blended Index.

Top Detractors from Performance

  Security selection acted as a drag on relative Fund performance.

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2015 to 12/31/2025

Total Return Based on $10,000 Investment

	Federated Hermes Fund for U.S. Government Securities II	Bloomberg US Aggregate Bond Index	67% Bloomberg US Mortgage Backed Securities/ 33% Bloomberg US Government Bond
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,161	$10,265	$10,147
12/31/2017	$10,356	$10,628	$10,392
12/31/2018	$10,403	$10,630	$10,492
12/31/2019	$11,017	$11,556	$11,176
12/31/2020	$11,591	$12,424	$11,758
12/31/2021	$11,354	$12,232	$11,588
12/31/2022	$9,929	$10,641	$10,201
12/31/2023	$10,345	$11,229	$10,685
12/31/2024	$10,405	$11,369	$10,793
12/31/2025	$11,113	$12,199	$11,638

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Federated Hermes Fund for U.S. Government Securities II	6.80%	(0.84)%	1.06%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
67% Bloomberg US Mortgage Backed Securities/ 33% Bloomberg US Government Bond	7.83%	(0.21)%	1.53%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$69,611,634
  Number of Investments167
  Portfolio Turnover57%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)25%
  Total Advisory Fees Paid$253,199

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities II

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.0%
Cash Equivalents	1.4%
Non-Agency Mortgage-Backed Securities	2.5%
U.S. Government Agency Commericial Mortgage-Backed Securities	4.9%
U.S. Government Agency Securities	10.8%
U.S. Treasury Securities	13.6%
U.S. Government Agency Mortgage-Backed Securities	65.1%

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd A. Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916207

G00846-01-A (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes High Income Bond Fund II

Primary Shares

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$84	0.81%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

  The Fund was positively impacted by strong security selection in the Packaging, Midstream, Technology, Building Materials, Chemicals, Consumer Products and Retailers industry sectors.

  Specific Fund holdings that positively impacted performance relative to the Index included: Foundation Building Materials, Trivium Packaging Finance, Beach Acquisition Bidco, Gray Media and Ardagh Metal Packaging Finance.

Top Detractors from Performance

  The Fund’s underweight allocation to the strong performing Media & Entertainment and Wireless Telecommunications industry sectors detracted from overall performance during the period. Additionally, the Fund’s overweight allocations to the poor performing Packaging and Technology industry sectors were also detractors from relative performance during the period.

  The Fund’s performance was negatively impacted by security selection in the Cable & Satellite industry sector.

  Specific Fund holdings that negatively impacted performance relative to the Index included: Warnermedia Holdings, Condor Merger Sub, Dish DBS Corporation, Central Parent and Organon Finance.

Annual Shareholder Report

Federated Hermes High Income Bond Fund II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2015 to 12/31/2025

Total Return Based on $10,000 Investment

	Primary Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper Variable Underlying High Yield Funds Average
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,482	$10,265	$11,713	$11,321
12/31/2017	$12,279	$10,628	$12,592	$12,052
12/31/2018	$11,875	$10,630	$12,329	$11,746
12/31/2019	$13,602	$11,556	$14,095	$13,299
12/31/2020	$14,362	$12,424	$15,088	$13,975
12/31/2021	$15,059	$12,232	$15,882	$14,657
12/31/2022	$13,285	$10,641	$14,106	$13,294
12/31/2023	$14,974	$11,229	$16,002	$14,894
12/31/2024	$15,913	$11,369	$17,313	$16,022
12/31/2025	$17,222	$12,199	$18,806	$17,270

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Primary Shares	8.23%	3.70%	5.59%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%
Lipper Variable Underlying High Yield Funds Average	7.79%	4.30%	5.61%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$81,761,873
  Number of Investments401
  Portfolio Turnover28%
  Total Advisory Fees Paid$574,989

Annual Shareholder Report

Federated Hermes High Income Bond Fund II

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Packaging	3.3%
Building Materials	3.9%
Independent Energy	4.1%
Gaming	4.2%
Chemicals	4.2%
Health Care	4.5%
Cable Satellite	5.0%
Midstream	5.5%
Insurance - P&C	8.7%
Technology	13.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916306

G00844-01-A (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes High Income Bond Fund II

Service Shares

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$110	1.06%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

  The Fund was positively impacted by strong security selection in the Packaging, Midstream, Technology, Building Materials, Chemicals, Consumer Products and Retailers industry sectors.

  Specific Fund holdings that positively impacted performance relative to the Index included: Foundation Building Materials, Trivium Packaging Finance, Beach Acquisition Bidco, Gray Media and Ardagh Metal Packaging Finance.

Top Detractors from Performance

  The Fund’s underweight allocation to the strong performing Media & Entertainment and Wireless Telecommunications industry sectors detracted from overall performance during the period. Additionally, the Fund’s overweight allocations to the poor performing Packaging and Technology industry sectors were also detractors from relative performance during the period.

  The Fund’s performance was negatively impacted by security selection in the Cable & Satellite industry sector.

  Specific Fund holdings that negatively impacted performance relative to the Index included: Warnermedia Holdings, Condor Merger Sub, Dish DBS Corporation, Central Parent and Organon Finance.

Annual Shareholder Report

Federated Hermes High Income Bond Fund II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2015 to 12/31/2025

Total Return Based on $10,000 Investment

	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper Variable Underlying High Yield Funds Average
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,453	$10,265	$11,713	$11,321
12/31/2017	$12,204	$10,628	$12,592	$12,052
12/31/2018	$11,786	$10,630	$12,329	$11,746
12/31/2019	$13,451	$11,556	$14,095	$13,299
12/31/2020	$14,185	$12,424	$15,088	$13,975
12/31/2021	$14,816	$12,232	$15,882	$14,657
12/31/2022	$13,050	$10,641	$14,106	$13,294
12/31/2023	$14,677	$11,229	$16,002	$14,894
12/31/2024	$15,536	$11,369	$17,313	$16,022
12/31/2025	$16,807	$12,199	$18,806	$17,270

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	8.18%	3.45%	5.33%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%
Lipper Variable Underlying High Yield Funds Average	7.79%	4.30%	5.61%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$81,761,873
  Number of Investments401
  Portfolio Turnover28%
  Total Advisory Fees Paid$574,989

Annual Shareholder Report

Federated Hermes High Income Bond Fund II

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Packaging	3.3%
Building Materials	3.9%
Independent Energy	4.1%
Gaming	4.2%
Chemicals	4.2%
Health Care	4.5%
Cable Satellite	5.0%
Midstream	5.5%
Insurance - P&C	8.7%
Technology	13.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916843

G00844-01-B (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund II

Primary Shares

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$163	1.54%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small- and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  By sector, allocation to the Health Care and Materials sectors positively affected Fund relative performance.

  Top individual Fund holdings that contributed positively to performance included GE Vernova, Agnico Eagle Mines Ltd., Gardant Health, Inc., GE Aerospace, Quanta Services and Comfort Systems.

  The Industrials and Health Care sectors also led to outperformance through positive stock selection during the reporting period.

Top Detractors from Performance

  The allocation to the Technology sector detracted from Fund relative performance. The Fund was underweight the sector during the reporting period as the Artificial Intelligence trend boosted sector returns.

  By sector, stock selection in Financials detracted from Fund relative performance.

  A top individual Fund holding that detracted from performance was Blue Owl Capital.

Annual Shareholder Report

Federated Hermes Kaufmann Fund II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2015 to 12/31/2025

Total Return Based on $10,000 Investment

	Primary Shares	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar US Insurance Mid-Cap Growth Funds Category Average
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,366	$11,274	$10,733	$10,475
12/31/2017	$13,303	$13,656	$13,445	$13,179
12/31/2018	$13,814	$12,940	$12,806	$12,647
12/31/2019	$18,486	$16,954	$17,348	$16,994
12/31/2020	$23,809	$20,495	$23,522	$23,546
12/31/2021	$24,406	$25,754	$26,516	$25,952
12/31/2022	$17,062	$20,808	$19,431	$17,755
12/31/2023	$19,661	$26,209	$24,457	$21,413
12/31/2024	$23,013	$32,448	$29,863	$24,982
12/31/2025	$25,665	$38,012	$32,448	$26,490

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Primary Shares	11.52%	1.51%	9.88%
Russell 3000® Index	17.15%	13.15%	14.28%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Morningstar US Insurance Mid-Cap Growth Funds Category Average	6.25%	3.41%	10.80%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$104,488,904
  Number of Investments135
  Portfolio Turnover25%
  Total Advisory Fees Paid$1,697,322

Annual Shareholder Report

Federated Hermes Kaufmann Fund II

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Communication Services	1.7%
Utilities	2.1%
Consumer Staples	2.5%
Real Estate	2.5%
Materials	3.8%
Financials	7.0%
Consumer Discretionary	10.6%
Industrials	20.0%
Information Technology	22.5%
Health Care	25.0%

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916827

28136-A (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund II

Service Shares

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$189	1.79%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small- and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  By sector, allocation to the Health Care and Materials sectors positively affected Fund relative performance.

  Top individual Fund holdings that contributed positively to performance included GE Vernova, Agnico Eagle Mines Ltd., Gardant Health, Inc., GE Aerospace, Quanta Services and Comfort Systems.

  The Industrials and Health Care sectors also led to outperformance through positive stock selection during the reporting period.

Top Detractors from Performance

  The allocation to the Technology sector detracted from Fund relative performance. The Fund was underweight the sector during the reporting period as the Artificial Intelligence trend boosted sector returns.

  By sector, stock selection in Financials detracted from Fund relative performance.

  A top individual Fund holding that detracted from performance was Blue Owl Capital.

Annual Shareholder Report

Federated Hermes Kaufmann Fund II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2015 to 12/31/2025

Total Return Based on $10,000 Investment

	Service Shares	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar US Insurance Mid-Cap Growth Funds Category Average
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,342	$11,274	$10,733	$10,475
12/31/2017	$13,234	$13,656	$13,445	$13,179
12/31/2018	$13,707	$12,940	$12,806	$12,647
12/31/2019	$18,302	$16,954	$17,348	$16,994
12/31/2020	$23,515	$20,495	$23,522	$23,546
12/31/2021	$24,047	$25,754	$26,516	$25,952
12/31/2022	$16,771	$20,808	$19,431	$17,755
12/31/2023	$19,275	$26,209	$24,457	$21,413
12/31/2024	$22,495	$32,448	$29,863	$24,982
12/31/2025	$25,029	$38,012	$32,448	$26,490

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	11.26%	1.26%	9.61%
Russell 3000® Index	17.15%	13.15%	14.28%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Morningstar US Insurance Mid-Cap Growth Funds Category Average	6.25%	3.41%	10.80%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$104,488,904
  Number of Investments135
  Portfolio Turnover25%
  Total Advisory Fees Paid$1,697,322

Annual Shareholder Report

Federated Hermes Kaufmann Fund II

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Communication Services	1.7%
Utilities	2.1%
Consumer Staples	2.5%
Real Estate	2.5%
Materials	3.8%
Financials	7.0%
Consumer Discretionary	10.6%
Industrials	20.0%
Information Technology	22.5%
Health Care	25.0%

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916777

28136-B (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Managed Volatility Fund II

Primary Shares

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$98	0.95%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the Bloomberg US Aggregate Bond Index and the Russell 1000 Value Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index (the “S&P 500”) which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to achieve high current income and moderate capital appreciation by investing in both equity and fixed-income securities that have high income potential.

Top Contributors to Performance

  Equity security selection was the largest positive contributor to Fund relative performance. The sectors with the most positive impact were Health Care, Industrials, Financials and Consumer Discretionary.

  Fixed income sector allocation was a positive contributor to Fund relative performance. Out of index allocations to trade finance loans, high yield bonds, and emerging markets bonds were the main drivers.

Top Detractors from Performance

  The Fund’s holdings in S&P 500 futures were the largest detractor to Fund relative performance. The Fund had its highest weight in the S&P 500 futures when the market declined in the second quarter of 2025. To reduce the Fund’s realized volatility back toward the target 8% to 12% level, the Fund had a significantly lower weight in S&P 500 futures as stocks recovered for the remainder of the calendar year.

  Equity options detracted from Fund relative performance. This was primarily driven by the Fund’s long S&P 500 put option positions losing value as the equity market moved significantly higher in the reporting period.

  Short 10-Year Treasury Note futures positions (which gain when 10-year U.S. government interest rates move higher) detracted from Fund relative performance as long term interest rates in the U.S. declined during 2025.

Federated Hermes Managed Volatility Fund II

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2015 to 12/31/2025

Total Return Based on $10,000 Investment

	Primary Shares	S&P 500 Index	60% Bloomberg US Aggregate Bond/ 40% Russell 1000 Value	Morningstar US Insurance Tactical Allocation Funds Category Average
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,769	$11,196	$10,850	$10,731
12/31/2017	$12,719	$13,640	$11,667	$12,144
12/31/2018	$11,639	$13,042	$11,304	$11,414
12/31/2019	$13,993	$17,149	$13,095	$13,378
12/31/2020	$14,124	$20,304	$13,954	$14,409
12/31/2021	$16,738	$26,132	$15,162	$16,004
12/31/2022	$14,436	$21,399	$13,560	$13,576
12/31/2023	$15,689	$27,025	$14,644	$15,269
12/31/2024	$18,130	$33,786	$15,590	$17,021
12/31/2025	$19,386	$39,827	$17,266	$18,945

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Primary Shares	6.93%	6.54%	6.84%
S&P 500 Index	17.88%	14.43%	14.82%
60% Bloomberg US Aggregate Bond/ 40% Russell 1000 Value	10.76%	4.35%	5.61%
Morningstar US Insurance Tactical Allocation Funds Category Average	12.44%	5.70%	6.64%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$177,743,354
  Number of Investments645
  Portfolio Turnover60%
  Total Advisory Fees Paid$1,084,573

Federated Hermes Managed Volatility Fund II

Annual Shareholder Report

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	0.0%Footnote Reference*
Foreign Governments/Agencies	0.1%
Bank Loan Core Fund	0.6%
Emerging Markets Core Fund	1.0%
Federated Hermes High Income Bond Fund II, Class P	1.6%
Cash Equivalents	2.0%
International Equity Securities	2.2%
Project and Trade Finance Core Fund	3.9%
Domestic Equity Securities	40.0%
Domestic Fixed-Income Securities	48.2%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	3.6%
Real Estate	3.7%
Utilities	4.0%
Energy	6.2%
Consumer Staples	7.0%
Consumer Discretionary	7.4%
Communication Services	8.0%
Information Technology	12.2%
Industrials	12.7%
Health Care	12.9%
Financials	22.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916108

G00845-01-A (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Managed Volatility Fund II

Service Shares

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$124	1.20%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the Bloomberg US Aggregate Bond Index and the Russell 1000 Value Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index (the “S&P 500”) which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to achieve high current income and moderate capital appreciation by investing in both equity and fixed-income securities that have high income potential.

Top Contributors to Performance

  Equity security selection was the largest positive contributor to Fund relative performance. The sectors with the most positive impact were Health Care, Industrials, Financials and Consumer Discretionary.

  Fixed income sector allocation was a positive contributor to Fund relative performance. Out of index allocations to trade finance loans, high yield bonds, and emerging markets bonds were the main drivers.

Top Detractors from Performance

  The Fund’s holdings in S&P 500 futures were the largest detractor to Fund relative performance. The Fund had its highest weight in the S&P 500 futures when the market declined in the second quarter of 2025. To reduce the Fund’s realized volatility back toward the target 8% to 12% level, the Fund had a significantly lower weight in S&P 500 futures as stocks recovered for the remainder of the calendar year.

  Equity options detracted from Fund relative performance. This was primarily driven by the Fund’s long S&P 500 put option positions losing value as the equity market moved significantly higher in the reporting period.

  Short 10-Year Treasury Note futures positions (which gain when 10-year U.S. government interest rates move higher) detracted from Fund relative performance as long term interest rates in the U.S. declined during 2025.

Federated Hermes Managed Volatility Fund II

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2015 to 12/31/2025

Total Return Based on $10,000 Investment

	Service Shares	S&P 500 Index	60% Bloomberg US Aggregate Bond/ 40% Russell 1000 Value	Morningstar US Insurance Tactical Allocation Funds Category Average
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,769	$11,196	$10,850	$10,731
12/31/2017	$12,719	$13,640	$11,667	$12,144
12/31/2018	$11,627	$13,042	$11,304	$11,414
12/31/2019	$13,942	$17,149	$13,095	$13,378
12/31/2020	$14,041	$20,304	$13,954	$14,409
12/31/2021	$16,604	$26,132	$15,162	$16,004
12/31/2022	$14,280	$21,399	$13,560	$13,576
12/31/2023	$15,470	$27,025	$14,644	$15,269
12/31/2024	$17,853	$33,786	$15,590	$17,021
12/31/2025	$19,019	$39,827	$17,266	$18,945

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	6.53%	6.26%	6.64%
S&P 500 Index	17.88%	14.43%	14.82%
60% Bloomberg US Aggregate Bond/ 40% Russell 1000 Value	10.76%	4.35%	5.61%
Morningstar US Insurance Tactical Allocation Funds Category Average	12.44%	5.70%	6.64%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$177,743,354
  Number of Investments645
  Portfolio Turnover60%
  Total Advisory Fees Paid$1,084,573

Federated Hermes Managed Volatility Fund II

Annual Shareholder Report

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	0.0%Footnote Reference*
Foreign Governments/Agencies	0.1%
Bank Loan Core Fund	0.6%
Emerging Markets Core Fund	1.0%
Federated Hermes High Income Bond Fund II, Class P	1.6%
Cash Equivalents	2.0%
International Equity Securities	2.2%
Project and Trade Finance Core Fund	3.9%
Domestic Equity Securities	40.0%
Domestic Fixed-Income Securities	48.2%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	3.6%
Real Estate	3.7%
Utilities	4.0%
Energy	6.2%
Consumer Staples	7.0%
Consumer Discretionary	7.4%
Communication Services	8.0%
Information Technology	12.2%
Industrials	12.7%
Health Care	12.9%
Financials	22.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916744

G00845-01-B (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Quality Bond Fund II

Primary Shares

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$77	0.74%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Sector underweight positions relative to the Index in Government Guarantee, Local Authority and Supranational sectors contributed to positive Sector performance.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a contributor to relative performance.

Top Detractors from Performance

  Individual security positioning in the Fund relative to the Index resulted in security selection underperformance. Security selection was the largest driver of negative Fund performance relative to the Index during the period. Individual holdings with the greatest negative contribution to relative Fund performance were U.S. Treasuries, Capital One, Warner Brothers and Bank of America. Top detracting positions relative to the Index included both over-and-underweighted securities.

  Yield curve positioning was a detractor from relative Fund performance. The Fund had underweight allocations to longer duration securities and overweight allocations to the middle (or belly) portion of the yield curve. Longer duration securities had greater total returns than those in the belly.

Annual Shareholder Report

Federated Hermes Quality Bond Fund II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2015 to 12/31/2025

Total Return Based on $10,000 Investment

	Primary Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Credit Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,382	$10,265	$10,368
12/31/2017	$10,801	$10,628	$10,748
12/31/2018	$10,737	$10,630	$10,749
12/31/2019	$11,751	$11,556	$11,773
12/31/2020	$12,705	$12,424	$12,607
12/31/2021	$12,528	$12,232	$12,478
12/31/2022	$11,366	$10,641	$11,342
12/31/2023	$12,063	$11,229	$12,129
12/31/2024	$12,532	$11,369	$12,616
12/31/2025	$13,420	$12,199	$13,609

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Primary Shares	7.08%	1.10%	2.99%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Intermediate Credit Index	7.88%	1.54%	3.13%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$133,318,135
  Number of Investments377
  Portfolio Turnover19%
  Total Advisory Fees Paid$678,248

Annual Shareholder Report

Federated Hermes Quality Bond Fund II

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Securities Lending Collateral	0.7%
U.S. Treasury Securities	1.0%
Repurchase Agreements	2.5%
Corporate Bonds	95.4%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916884

G00433-14-A (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Quality Bond Fund II

Service Shares

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$102	0.99%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Sector underweight positions relative to the Index in Government Guarantee, Local Authority and Supranational sectors contributed to positive Sector performance.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a contributor to relative performance.

Top Detractors from Performance

  Individual security positioning in the Fund relative to the Index resulted in security selection underperformance. Security selection was the largest driver of negative Fund performance relative to the Index during the period. Individual holdings with the greatest negative contribution to relative Fund performance were U.S. Treasuries, Capital One, Warner Brothers and Bank of America. Top detracting positions relative to the Index included both over-and-underweighted securities.

  Yield curve positioning was a detractor from relative Fund performance. The Fund had underweight allocations to longer duration securities and overweight allocations to the middle (or belly) portion of the yield curve. Longer duration securities had greater total returns than those in the belly.

Annual Shareholder Report

Federated Hermes Quality Bond Fund II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2015 to 12/31/2025

Total Return Based on $10,000 Investment

	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Credit Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,353	$10,265	$10,368
12/31/2017	$10,741	$10,628	$10,748
12/31/2018	$10,657	$10,630	$10,749
12/31/2019	$11,634	$11,556	$11,773
12/31/2020	$12,549	$12,424	$12,607
12/31/2021	$12,340	$12,232	$12,478
12/31/2022	$11,173	$10,641	$11,342
12/31/2023	$11,827	$11,229	$12,129
12/31/2024	$12,255	$11,369	$12,616
12/31/2025	$13,090	$12,199	$13,609

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	6.82%	0.85%	2.73%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Intermediate Credit Index	7.88%	1.54%	3.13%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$133,318,135
  Number of Investments377
  Portfolio Turnover19%
  Total Advisory Fees Paid$678,248

Annual Shareholder Report

Federated Hermes Quality Bond Fund II

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Securities Lending Collateral	0.7%
U.S. Treasury Securities	1.0%
Repurchase Agreements	2.5%
Corporate Bonds	95.4%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916785

G00433-14-B (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $217,291

Fiscal year ended 2024 – $208,934

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $391,304

Fiscal year ended 2024 - $4,682

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
December 31, 2025

Share Class	Service

Federated Hermes Government Money Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2025
Principal Amount			Value
		GOVERNMENT AGENCIES—15.2%
$ 100,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.755% (SOFR +0.045%), 1/1/2026	$ 100,000
25,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.765% (SOFR +0.055%), 1/1/2026	25,000
435,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.790% (SOFR +0.080%), 1/1/2026	434,933
225,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.800% (SOFR +0.090%), 1/1/2026	225,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.805% (SOFR +0.095%), 1/1/2026	250,000
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.810% (SOFR +0.100%), 1/1/2026	100,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.815% (SOFR +0.105%), 1/1/2026	250,000
325,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.820% (SOFR +0.110%), 1/1/2026	325,000
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.825% (SOFR +0.115%), 1/1/2026	200,000
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.830% (SOFR +0.120%), 1/1/2026	200,000
175,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.835% (SOFR +0.125%), 1/1/2026	175,000
750,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.840% (SOFR +0.130%), 1/1/2026	750,000
150,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.845% (SOFR +0.085%), 1/7/2026	150,000
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.845% (SOFR +0.135%), 1/1/2026	100,000
150,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.850% (SOFR +0.140%), 1/1/2026	150,000
350,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.855% (SOFR +0.145%), 1/1/2026	350,000
750,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.860% (SOFR +0.150%), 1/1/2026	750,000
1,150,000	[2]	Federal Home Loan Bank System Discount Notes, 3.744% - 4.100%, 1/2/2026 - 3/27/2026	1,146,864
300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.710% (SOFR +0.000%), 1/1/2026	300,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.735% (SOFR +0.025%), 1/1/2026	500,000
750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.745% (SOFR +0.035%), 1/1/2026	750,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.785% (SOFR +0.075%), 1/1/2026	250,000
100,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.810% (SOFR +0.100%), 1/1/2026	100,000
150,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.830% (SOFR +0.120%), 1/1/2026	150,000
100,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.845% (SOFR +0.135%), 1/1/2026	100,000
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.855% (SOFR +0.145%), 1/1/2026	200,000
150,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.890% (SOFR +0.180%), 1/1/2026	150,000
1,850,000		Federal Home Loan Bank System, 3.500% - 4.000%, 2/5/2026 - 1/4/2027	1,848,808
200,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.805% (SOFR +0.095%), 1/1/2026	200,000
250,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.840% (SOFR +0.130%), 1/1/2026	250,000
150,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.850% (SOFR +0.140%), 1/1/2026	150,000
300,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.790% (SOFR +0.080%), 1/2/2026	300,000
300,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.850% (SOFR +0.140%), 1/1/2026	300,000
150,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.970% (SOFR +0.260%), 1/1/2026	150,312
		TOTAL GOVERNMENT AGENCIES	11,380,917
		U.S. TREASURIES—25.4%
	[2]	U.S. Treasury Bills—19.7%
250,000		United States Treasury Bills, 3.380%, 12/24/2026	241,620
750,000		United States Treasury Bills, 3.540%, 10/1/2026	729,866
750,000		United States Treasury Bills, 3.685%, 4/16/2026	741,939
350,000		United States Treasury Bills, 3.695%, 4/9/2026	346,479
750,000		United States Treasury Bills, 3.705%, 3/3/2026	745,292
300,000		United States Treasury Bills, 3.705%, 3/26/2026	297,406
750,000		United States Treasury Bills, 3.725%, 3/5/2026	745,111
440,000		United States Treasury Bills, 3.770%, 3/10/2026	436,867
450,000		United States Treasury Bills, 3.785%, 2/3/2026	448,439
750,000		United States Treasury Bills, 3.810%, 2/17/2026	746,269
700,000		United States Treasury Bills, 3.925%, 7/9/2026	685,576
400,000		United States Treasury Bills, 3.940%, 6/11/2026	392,952
100,000		United States Treasury Bills, 4.050%, 2/19/2026	99,449
700,000		United States Treasury Bills, 4.120%, 1/29/2026	697,757
Annual Financial Statements and Additional Information
1

Principal Amount			Value
		U.S. TREASURIES—continued
	[2]	U.S. Treasury Bills—continued
$ 1,100,000		United States Treasury Bills, 3.460% - 3.470%, 11/27/2026	$ 1,065,080
2,050,000		United States Treasury Bills, 3.690% - 3.960%, 5/14/2026	2,020,847
1,550,000		United States Treasury Bills, 3.715% - 3.945%, 3/19/2026	1,537,290
1,200,000		United States Treasury Bills, 3.845% - 4.125%, 1/15/2026	1,198,119
1,600,000		United States Treasury Bills, 4.025% - 4.115%, 1/22/2026	1,596,201
		TOTAL	14,772,559
		U.S. Treasury Notes—5.7%
1,000,000	[1]	United States Treasury Floating Rate Notes, 3.700% (91-day T-Bill +0.098%), 1/6/2026	999,911
1,000,000	[1]	United States Treasury Floating Rate Notes, 3.762% (91-day T-Bill +0.160%), 1/6/2026	1,000,118
500,000	[1]	United States Treasury Floating Rate Notes, 3.807% (91-day T-Bill +0.205%), 1/6/2026	500,254
200,000		United States Treasury Notes, 0.625%, 7/31/2026	196,241
100,000		United States Treasury Notes, 0.750%, 4/30/2026	98,948
150,000		United States Treasury Notes, 0.750%, 5/31/2026	148,033
200,000		United States Treasury Notes, 1.125%, 10/31/2026	195,799
150,000		United States Treasury Notes, 3.500%, 9/30/2026	149,804
200,000		United States Treasury Notes, 3.750%, 8/31/2026	199,510
200,000		United States Treasury Notes, 4.250%, 11/30/2026	201,129
200,000		United States Treasury Notes, 4.625%, 6/30/2026	200,468
350,000		United States Treasury Notes, 4.625%, 9/15/2026	352,126
		TOTAL	4,242,341
		TOTAL U.S. TREASURIES	19,014,900
		REPURCHASE AGREEMENTS—59.0%
12,000,000		Interest in $250,000,000 joint repurchase agreement 3.83%, dated 12/31/2025 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,053,194 on 1/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/1/2055 and the market value of those underlying securities was $255,442,703.	12,000,000
8,926,000		Interest in $500,000,000 joint repurchase agreement 3.82%, dated 12/31/2025 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,106,111 on 1/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 8/1/2055 and the market value of those underlying securities was $510,108,240.	8,926,000
2,000,000		Interest in $4,800,000,000 joint repurchase agreement 3.72%, dated 12/30/2025 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $4,803,472,000 on 1/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2068 and the market value of those underlying securities was $4,929,807,970.	2,000,000
12,000,000		Interest in $1,880,000,000 joint repurchase agreement 3.83%, dated 12/31/2025 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,880,400,022 on 1/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2030 and the market value of those underlying securities was $1,918,008,080.	12,000,000
500,000		Interest in $1,800,000,000 joint repurchase agreement 3.75%, dated 12/11/2025 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,804,125,000 on 1/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2071 and the market value of those underlying securities was $1,840,319,983.	500,000
500,000		Interest in $970,000,000 joint repurchase agreement 3.72%, dated 12/12/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $972,505,833 on 1/9/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/15/2067 and the market value of those underlying securities was $994,060,308.	500,000
250,000		Interest in $730,000,000 joint repurchase agreement 3.74%, dated 12/24/2025 under which Bank of Montreal will repurchase securities provided as collateral for $731,137,583 on 1/15/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2056 and the market value of those underlying securities was $745,296,202.	250,000
500,000		Interest in $875,000,000 joint repurchase agreement 3.83%, dated 12/3/2025 under which Bank of Montreal will repurchase securities provided as collateral for $878,165,069 on 1/7/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2055 and the market value of those underlying securities was $904,030,608.	500,000
500,000		Interest in $900,000,000 joint repurchase agreement 3.84%, dated 12/5/2025 under which Bank of Montreal will repurchase securities provided as collateral for $902,976,000 on 1/5/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2055 and the market value of those underlying securities was $929,768,641.	500,000
1,500,000		Interest in $4,000,000,000 joint repurchase agreement 3.85%, dated 10/27/2025 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $4,040,638,889 on 1/30/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2065 and the market value of those underlying securities was $4,136,862,479.	1,500,000
Annual Financial Statements and Additional Information
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 1,000,000
Interest in $1,900,000,000 joint repurchase agreement 3.74%, dated 12/8/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,905,921,667 on 1/8/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
3/15/2068 and the market value of those underlying securities was $1,951,425,157.
		$ 1,000,000
2,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.88%, dated 10/21/2025 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,021,771,111 on 1/30/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2055 and the market value of those underlying securities was $2,065,004,976.	2,000,000
500,000	Interest in $2,000,000,000 joint repurchase agreement 3.90%, dated 11/10/2025 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,015,383,333 on 1/20/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2056 and the market value of those underlying securities was $2,057,521,503.	500,000
1,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.08%, dated 9/2/2025 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,031,733,333 on 1/20/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2057 and the market value of those underlying securities was $2,075,582,875.	1,000,000
1,000,000	Interest in $500,000,000 joint repurchase agreement 3.78%, dated 12/31/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $500,367,500 on 1/7/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2055 and the market value of those underlying securities was $510,128,106.	1,000,000
	TOTAL REPURCHASE AGREEMENTS	44,176,000
	TOTAL INVESTMENT IN SECURITIES—99.6% (AT AMORTIZED COST)[3]	74,571,817
	OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	333,114
	NET ASSETS—100%	$74,904,931

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of December 31, 2025, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
3

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[1]	0.037	0.046	0.044	0.011	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	—	0.001	(0.000)[2]
Total From Investment Operations	0.037	0.046	0.044	0.012	0.000[2]
Less Distributions:
Distributions from net investment income	(0.037)	(0.046)	(0.044)	(0.012)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.73%	4.67%	4.52%	1.16%	0.00%[4]
Ratios to Average Net Assets:
Net expenses[5]	0.63%	0.66%	0.63%	0.48%	0.07%
Net investment income	3.67%	4.58%	4.43%	1.14%	0.00%[4]
Expense waiver/reimbursement[6]	0.08%	0.07%	0.08%	0.24%	0.66%
Supplemental Data:
Net assets, end of period (000 omitted)	$74,905	$80,180	$80,914	$80,514	$81,245

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investment in repurchase agreements	$44,176,000
Investment in securities	30,395,817
Total investment in securities, at amortized cost and fair value	74,571,817
Income receivable	137,927
Receivable for shares sold	415,033
Total Assets	75,124,777
Liabilities:
Payable for investments purchased	150,000
Payable for shares redeemed	10,867
Payable to bank	730
Payable for investment adviser fee (Note 5)	117
Payable for administrative fee (Note 5)	157
Payable for legal fees	13,239
Payable for portfolio accounting fees	15,665
Payable for other service fees (Notes 2 and 5)	15,701
Payable for printing and postage	13,234
Accrued expenses (Note 5)	136
Total Liabilities	219,846
Net assets for 74,904,308 shares outstanding	$74,904,931
Net Assets Consist of:
Paid-in capital	$74,903,857
Total distributable earnings (loss)	1,074
Net Assets	$74,904,931
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Service Shares:
$74,904,931 ÷ 74,904,308 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Statement of Operations
Year Ended December 31, 2025

Investment Income:
Interest	$3,320,389
Expenses:
Investment adviser fee (Note 5)	115,633
Administrative fee (Note 5)	61,438
Custodian fees	15,956
Transfer agent fees	4,250
Directors’/Trustees’ fees (Note 5)	1,753
Auditing fees	28,791
Legal fees	13,348
Portfolio accounting fees	65,996
Other service fees (Notes 2 and 5)	191,096
Printing and postage	51,362
Miscellaneous (Note 5)	3,680
TOTAL EXPENSES	553,303
Waiver of investment adviser fee (Note 5)	(65,492)
Net expenses	487,811
Net investment income	2,832,578
Net realized gain on investments	1,062
Change in net assets resulting from operations	$2,833,640
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Statement of Changes in Net Assets

Year Ended December 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,832,578	$3,678,287
Net realized gain (loss)	1,062	299
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,833,640	3,678,586
Distributions to Shareholders:
Service Shares	(2,832,948)	(3,678,232)
Share Transactions:
Proceeds from sale of shares	18,149,054	25,020,261
Net asset value of shares issued to shareholders in payment of distributions declared	2,832,944	3,678,229
Cost of shares redeemed	(26,257,546)	(29,433,254)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,275,548)	(734,764)
Change in net assets	(5,274,856)	(734,410)
Net Assets:
Beginning of period	80,179,787	80,914,197
End of period	$74,904,931	$80,179,787
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Service Shares. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $65,492 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees.
For the year ended December 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$191,096
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2025	Year Ended 12/31/2024
Shares sold	18,149,054	25,020,261
Shares issued to shareholders in payment of distributions declared	2,832,944	3,678,229
Shares redeemed	(26,257,546)	(29,433,254)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(5,275,548)	(734,764)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income[1]	$2,832,948	$3,678,232

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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As of December 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$1,063
Undistributed long-term capital gains	$11
TOTAL	$1,074

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to September 1, 2024, the Fund’s gross investment advisory fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2025, the Adviser voluntarily waived $65,492 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2025, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.63% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the year ended December 31, 2025, the program was not utilized.
7. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from
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operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2025, 99.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
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Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes Government Money Fund II and the Board of Trustees of Federated Hermes Insurance Series:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Money Fund II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 17, 2026
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Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Government Money Fund II (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
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led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2024. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective August 15, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Annual Financial Statements and Additional Information
16

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
17

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Money Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916504
G00842-01 (2/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
December 31, 2025

Share Class	Primary	Service

Federated Hermes High Income Bond Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2025
Principal Amount or Shares		Value
	CORPORATE BONDS—95.1%
	Aerospace/Defense—1.9%
$ 250,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 256,965
50,000	TransDigm, Inc., 144A, 6.250%, 1/31/2034	51,910
375,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	390,626
500,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	523,513
200,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	205,362
125,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	130,290
	TOTAL	1,558,666
	Automotive—2.9%
150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	154,922
125,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	131,511
50,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	52,328
475,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	492,854
275,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	238,420
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	199,036
375,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	387,448
400,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	422,896
275,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	288,400
	TOTAL	2,367,815
	Building Materials—3.9%
175,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	173,934
25,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	24,115
250,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	259,179
250,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	259,308
350,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	359,035
25,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	24,278
325,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	333,713
275,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	287,435
200,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	208,307
100,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	104,498
175,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	160,879
250,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	255,526
200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	206,049
275,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	278,333
225,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	233,609
	TOTAL	3,168,198
	Cable Satellite—5.0%
125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	114,932
100,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	85,122
225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	197,212
700,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	668,968
350,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	347,427
275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	272,085
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	136,439
300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	183,702
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	132,704
150,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	146,824
200,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	190,347
Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	$ 126,095
425,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	405,153
250,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	249,197
200,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	176,521
200,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	185,870
200,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	184,800
275,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	249,077
	TOTAL	4,052,475
	Chemicals—4.2%
150,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	137,344
150,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	150,260
150,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	158,380
50,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	50,291
350,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	348,480
125,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.000%, 2/15/2031	128,057
150,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	146,718
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	173,596
53,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	53,348
350,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	363,638
375,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	377,194
325,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 4.250%, 10/1/2028	315,726
200,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	194,797
75,000	Qnity Electronics, Inc., Sr. Secd. Note, 144A, 5.750%, 8/15/2032	76,777
75,000	Qnity Electronics, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/15/2033	77,835
200,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	187,867
150,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	151,412
175,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	177,361
75,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	77,086
125,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	119,472
	TOTAL	3,465,639
	Construction Machinery—0.8%
50,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/15/2034	50,697
125,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	131,628
100,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	106,098
75,000	United Rentals North America, Inc., 144A, 6.000%, 12/15/2029	77,105
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	164,680
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	72,751
50,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2033	49,995
	TOTAL	652,954
	Consumer Cyclical Services—2.8%
75,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	78,131
300,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	316,342
225,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	222,856
125,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	125,252
50,000	Garda World Security Corp., Sr. Secd. Note, 144A, 6.500%, 1/15/2031	51,194
75,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	73,619
650,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	663,051
450,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	427,705
125,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	129,509
Annual Financial Statements and Additional Information
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$ 175,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	$ 183,206
	TOTAL	2,270,865
	Consumer Products—2.5%
75,000	Acushnet Co., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2033	76,030
625,000	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.000%, 7/15/2033	690,396
275,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	297,716
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	358,729
75,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	74,450
200,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	192,091
100,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	99,956
225,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	218,344
	TOTAL	2,007,712
	Diversified Manufacturing—1.6%
400,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	417,105
75,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	77,580
400,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	415,892
75,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	78,353
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	182,947
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	126,885
	TOTAL	1,298,762
	Environmental—0.2%
150,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	154,174
	Finance Companies—2.4%
350,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	372,181
475,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	485,092
25,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.750%, 12/1/2032	25,530
200,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	208,774
150,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	147,914
100,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	96,661
125,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	118,793
150,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	139,472
175,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	173,966
150,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2031	149,833
50,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	50,662
	TOTAL	1,968,878
	Food & Beverage—2.2%
350,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	362,128
500,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	507,262
125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	122,675
75,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	75,157
125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	129,020
125,000	Post Holdings, Inc., Sr. Secd. Note, 144A, 6.250%, 2/15/2032	128,590
150,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	148,150
250,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	248,970
50,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	50,976
	TOTAL	1,772,928
	Gaming—4.2%
125,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	124,911
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	97,773
500,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	486,604
Annual Financial Statements and Additional Information
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 150,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	$ 153,744
300,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	303,097
100,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	103,818
50,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	50,643
100,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	102,759
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	261,320
150,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	154,233
225,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	231,953
375,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	369,127
175,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	178,710
75,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	77,117
225,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	223,274
250,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	237,220
275,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	281,351
	TOTAL	3,437,654
	Health Care—4.5%
175,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	174,335
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	216,160
250,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	248,837
75,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	60,161
75,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	66,821
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	117,624
50,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	50,181
150,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	157,737
275,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	287,940
50,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	52,311
875,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	880,247
125,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	129,376
250,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	257,845
300,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	293,546
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	49,464
25,000	Tenet Healthcare Corp., 4.625%, 6/15/2028	25,139
75,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	75,424
75,000	Tenet Healthcare Corp., 144A, 5.500%, 11/15/2032	76,077
50,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	51,227
150,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	156,157
210,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	211,067
25,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.000%, 11/15/2033	25,755
	TOTAL	3,663,431
	Health Insurance—0.3%
250,000	Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2033	255,085
	Independent Energy—4.1%
350,000	Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	366,865
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	76,083
13,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	13,246
125,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	125,813
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	77,676
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	95,710
150,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	152,410
100,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	104,868
Annual Financial Statements and Additional Information
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 150,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	$ 155,798
125,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	128,955
150,000	CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	156,685
300,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	300,872
125,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	124,847
70,000	EQT Corp., Sr. Unsecd. Note, 4.500%, 1/15/2029	70,180
75,000	EQT Corp., Sr. Unsecd. Note, 4.750%, 1/15/2031	75,517
75,000	EQT Corp., Sr. Unsecd. Note, 6.375%, 4/1/2029	77,633
125,000	Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	123,345
250,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	253,704
125,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	127,555
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	74,069
375,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	372,687
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	50,340
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	100,514
125,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	125,987
	TOTAL	3,331,359
	Industrial - Other—1.5%
125,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	127,950
600,000	Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	596,835
500,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	518,088
	TOTAL	1,242,873
	Insurance - P&C—8.7%
50,000	Acrisure LLC, Sr. Secd. Note, 144A, 6.750%, 7/1/2032	51,727
75,000	Acrisure LLC, Sr. Secd. Note, 144A, 7.500%, 11/6/2030	78,410
250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	251,094
200,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	207,624
250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	259,541
275,000	AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	282,985
375,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	369,092
400,000	Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	406,813
925,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	965,122
400,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	414,731
700,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	702,479
200,000	Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	210,096
300,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	300,173
650,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	682,616
150,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	157,320
425,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	410,653
525,000	Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	544,361
75,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	73,702
200,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	204,482
525,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	550,898
	TOTAL	7,123,919
	Leisure—2.1%
50,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2029	50,579
175,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	180,120
50,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 8/1/2032	51,377
175,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	180,795
25,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 5.875%, 1/15/2031	24,920
Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$ 25,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 6.250%, 9/15/2033	$ 25,001
200,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	204,908
50,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	53,256
50,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	51,583
150,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	154,177
100,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	102,264
200,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	207,023
175,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	168,050
300,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	292,431
	TOTAL	1,746,484
	Lodging—1.6%
100,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	92,908
50,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/31/2034	50,369
150,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	153,588
175,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	175,688
275,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	285,387
50,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	52,178
200,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	198,111
325,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	335,834
	TOTAL	1,344,063
	Media Entertainment—1.7%
150,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	112,613
100,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	100,074
100,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	94,220
25,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	26,477
50,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	48,903
275,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	269,145
250,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 4.500%, 5/1/2029	240,339
175,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	178,499
50,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	51,822
350,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	247,187
	TOTAL	1,369,279
	Metals & Mining—1.2%
50,000	Carpenter Technology Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	50,849
150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	147,834
200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	205,926
200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	205,250
50,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	52,783
300,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	298,195
	TOTAL	960,837
	Midstream—5.5%
150,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	150,099
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	401,326
100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	100,657
50,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 7/1/2034	50,402
150,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	160,199
75,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	78,557
100,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	106,187
325,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	316,613
75,000	DBR Land Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/1/2030	76,763
Annual Financial Statements and Additional Information
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$ 275,000		DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	$ 269,318
175,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	175,817
100,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	101,630
100,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	103,649
250,000		Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	254,942
275,000		Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	290,557
200,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	200,295
175,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	168,413
150,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 12/15/2035	150,127
325,000		Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	325,190
225,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	230,569
275,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	297,290
225,000		Venture Global Plaquemines LNG LLC, Sr. Unsecd. Note, 144A, 6.500%, 6/15/2034	230,012
150,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	151,007
100,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/15/2033	99,675
		TOTAL	4,489,294
		Oil Field Services—1.6%
200,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	201,336
150,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2033	153,260
100,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.750%, 10/1/2035	102,868
100,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	104,095
75,000		Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	78,694
150,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.625%, 11/15/2032	147,527
75,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	72,808
100,000		Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	101,198
175,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	177,182
150,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	155,337
		TOTAL	1,294,305
		Packaging—3.1%
1	[1,2,3]	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	0
102,000		Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	110,726
200,000		Ardagh Metal Packaging, Secured Note, 144A, 6.250%, 1/30/2031	204,678
325,000		Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	306,230
225,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	208,201
100,000		Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	102,914
200,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	205,789
125,000		Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	127,175
275,000		Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	281,486
225,000		Sealed Air Corp., 144A, 6.500%, 7/15/2032	233,969
100,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	100,889
180,000		Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	193,095
450,000		Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	488,653
		TOTAL	2,563,805
		Paper—0.5%
200,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	188,054
150,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	143,655
25,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	23,734
25,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	25,030
		TOTAL	380,473
Annual Financial Statements and Additional Information
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—2.3%
$ 50,000	Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	$ 52,878
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	57,814
100,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	65,589
500,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	520,384
200,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 7.250%, 12/15/2033	210,250
425,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	420,044
200,000	Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	204,984
200,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	163,036
250,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	207,234
	TOTAL	1,902,213
	Restaurant—1.5%
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	218,185
650,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	619,797
75,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	76,458
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	74,972
275,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	269,806
	TOTAL	1,259,218
	Retailers—2.8%
150,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	150,642
100,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	98,382
250,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	243,097
300,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	306,513
250,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	237,355
225,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	231,945
175,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	172,537
100,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	105,830
275,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	277,078
175,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	182,961
275,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	284,667
	TOTAL	2,291,007
	Supermarkets—0.6%
425,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	408,717
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	75,543
50,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	51,457
	TOTAL	535,717
	Technology—13.6%
250,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	263,670
350,000	APLD Computeco LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	343,586
400,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	399,136
100,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	103,593
375,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	386,578
100,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	96,452
50,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	48,264
175,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	178,453
400,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	378,566
325,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	338,715
375,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	380,156
100,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	99,168
100,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	104,559
325,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	324,177
Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 250,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	$ 252,143
50,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	45,889
175,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	162,891
325,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	315,514
100,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	102,215
425,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	433,821
125,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	128,792
375,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	391,759
150,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	155,316
225,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	221,320
250,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	257,204
200,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	201,803
75,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2030	74,151
200,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	205,570
300,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	312,233
725,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	633,028
175,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	174,491
59,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	58,764
175,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	171,847
75,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	71,737
175,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	163,488
200,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	206,393
350,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	344,630
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	74,878
150,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	152,167
25,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	25,803
125,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	132,989
231,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	262,377
75,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	70,429
200,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	209,579
75,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	77,482
200,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	200,313
125,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	130,154
175,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	171,583
275,000	UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	282,918
250,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	239,533
250,000	VOLTAGRID LLC, 144A, 7.375%, 11/1/2030	247,808
225,000	WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	231,977
75,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	58,955
	TOTAL	11,099,017
	Transportation Services—0.3%
250,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	261,967
	Utility - Electric—3.0%
75,000	Calpine Corp., 144A, 4.500%, 2/15/2028	75,085
200,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	193,457
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	25,003
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	25,497
175,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	175,278
39,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	36,624
250,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	251,637
Annual Financial Statements and Additional Information
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 50,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2034	$ 50,535
275,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2036	278,786
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	48,767
300,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	299,885
125,000		TransAlta Corp., Sr. Unsecd. Note, 5.875%, 2/1/2034	125,936
200,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	200,181
250,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	264,912
150,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	153,771
75,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.750%, 4/15/2034	76,280
50,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	52,572
125,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	131,587
		TOTAL	2,465,793
		TOTAL CORPORATE BONDS (IDENTIFIED COST $77,584,572)	77,756,859
		COMMON STOCKS—0.2%
		Media Entertainment—0.0%
1,050	[2,3]	Audacy Capital Corp.	18,123
		Packaging—0.2%
17,027	[2,3]	Yeoman Capital S.A.	150,076
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,431,115)	168,199
		WARRANTS—0.0%
		Media Entertainment—0.0%
1,272	[2,3]	Audacy Capital Corp., Warrants, 9/30/2028	13
212	[2,3]	Audacy Capital Corp., Warrants, 9/30/2028	2
		TOTAL WARRANTS (IDENTIFIED COST $429)	15
		REPURCHASE AGREEMENT—3.2%
$2,588,000		Interest in $292,000,000 joint repurchase agreement 3.85%, dated 12/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $292,062,456 on 1/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2050 and the market value of those underlying securities was $297,903,705. (IDENTIFIED COST $2,588,000)	2,588,000
		TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $81,604,116)[4]	80,513,073
		OTHER ASSETS AND LIABILITIES - NET—1.5%[5]	1,248,800
		NET ASSETS—100%	$81,761,873

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	The cost of investments for federal tax purposes amounts to $81,652,021.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
10

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$77,756,859	$0	$77,756,859
Equity Securities:
Common Stocks
International	—	—	150,076	150,076
Domestic	—	—	18,123	18,123
Warrants	—	—	15	15
Repurchase Agreement	—	2,588,000	—	2,588,000
TOTAL SECURITIES	$—	$80,344,859	$168,214	$80,513,073

The following acronym(s) are used throughout this portfolio:
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.68	$5.66	$5.34	$6.39	$6.41
Income From Investment Operations:
Net investment income (loss)[1]	0.31	0.31	0.30	0.29	0.28
Net realized and unrealized gain (loss)	0.13	0.03	0.34	(1.02)	0.02
Total From Investment Operations	0.44	0.34	0.64	(0.73)	0.30
Less Distributions:
Distributions from net investment income	(0.34)	(0.32)	(0.32)	(0.32)	(0.32)
Net Asset Value, End of Period	$5.78	$5.68	$5.66	$5.34	$6.39
Total Return[2]	8.23%	6.27%	12.71%	(11.78)%	4.85%
Ratios to Average Net Assets:
Net expenses[3]	0.81%	0.83%	0.81%	0.81%	0.81%
Net investment income	5.51%	5.53%	5.69%	5.15%	4.42%
Expense waiver/reimbursement[4]	0.08%	0.04%	0.06%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,273	$68,370	$72,987	$68,740	$103,152
Portfolio turnover[5]	28%	28%	16%	13%	39%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.64	$5.63	$5.31	$6.35	$6.38
Income From Investment Operations:
Net investment income (loss)[1]	0.28	0.29	0.29	0.27	0.26
Net realized and unrealized gain (loss)	0.16	0.02	0.34	(1.00)	0.01
Total From Investment Operations	0.44	0.31	0.63	(0.73)	0.27
Less Distributions:
Distributions from net investment income	(0.33)	(0.30)	(0.31)	(0.31)	(0.30)
Net Asset Value, End of Period	$5.75	$5.64	$5.63	$5.31	$6.35
Total Return[2]	8.18%	5.85%	12.47%	(11.92)%	4.44%
Ratios to Average Net Assets:
Net expenses[3]	1.06%	1.08%	1.06%	1.06%	1.06%
Net investment income	4.96%	5.27%	5.44%	4.92%	4.16%
Expense waiver/reimbursement[4]	0.08%	0.04%	0.06%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,489	$50,281	$50,747	$47,172	$57,578
Portfolio turnover[5]	28%	28%	16%	13%	39%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investment in securities, at value (identified cost $81,604,116)	$80,513,073
Cash	523
Income receivable	1,311,093
Receivable for shares sold	10,008
Total Assets	81,834,697
Liabilities:
Payable for shares redeemed	32,052
Payable for investment adviser fee (Note 5)	1,059
Payable for administrative fee (Note 5)	173
Payable for custodian fees	5,465
Payable for legal fees	13,043
Payable for commitment fees	2,491
Payable for portfolio accounting fees	12,517
Payable for distribution services fee (Note 5)	2,860
Accrued expenses (Note 5)	3,164
Total Liabilities	72,824
Net assets for 14,155,107 shares outstanding	$81,761,873
Net Assets Consist of:
Paid-in capital	$100,306,362
Total distributable earnings (loss)	(18,544,489)
Net Assets	$81,761,873
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$68,272,802 ÷ 11,809,019 shares outstanding, no par value, unlimited shares authorized	$5.78
Service Shares:
$13,489,071 ÷ 2,346,088 shares outstanding, no par value, unlimited shares authorized	$5.75
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Operations
Year Ended December 31, 2025

Investment Income:
Interest	$6,856,850
Expenses:
Investment adviser fee (Note 5)	663,194
Administrative fee (Note 5)	93,585
Custodian fees	13,537
Transfer agent fees	14,275
Directors’/Trustees’ fees (Note 5)	1,955
Auditing fees	39,257
Legal fees	13,348
Portfolio accounting fees	91,192
Distribution services fee (Note 5)	109,417
Printing and postage	37,695
Miscellaneous (Note 5)	20,895
TOTAL EXPENSES	1,098,350
Waiver of investment adviser fee (Note 5)	(88,205)
Net expenses	1,010,145
Net investment income	5,846,705
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(428,870)
Net change in unrealized depreciation of investments	3,417,337
Net realized and unrealized gain (loss) on investments	2,988,467
Change in net assets resulting from operations	$8,835,172
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Statement of Changes in Net Assets

Year Ended December 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,846,705	$6,545,417
Net realized gain (loss)	(428,870)	(3,690,396)
Net change in unrealized appreciation/depreciation	3,417,337	4,070,567
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,835,172	6,925,588
Distributions to Shareholders:
Primary Shares	(3,796,953)	(4,067,938)
Service Shares	(2,904,084)	(2,683,396)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,701,037)	(6,751,334)
Share Transactions:
Proceeds from sale of shares	19,889,348	17,568,118
Net asset value of shares issued to shareholders in payment of distributions declared	6,701,032	6,751,329
Cost of shares redeemed	(65,614,167)	(29,576,411)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,023,787)	(5,256,964)
Change in net assets	(36,889,652)	(5,082,710)
Net Assets:
Beginning of period	118,651,525	123,734,235
End of period	$81,761,873	$118,651,525
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information
17

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $88,205 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended December 31, 2025, the Fund’s Primary Shares and Service Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Annual Financial Statements and Additional Information
18

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2025		Year Ended 12/31/2024
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,703,547	$15,004,706	2,175,343	$12,041,641
Shares issued to shareholders in payment of distributions declared	701,840	3,796,953	757,530	4,067,937
Shares redeemed	(3,643,054)	(20,506,728)	(3,771,903)	(20,723,523)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(237,667)	$(1,705,069)	(839,030)	$(4,613,945)
	Year Ended 12/31/2025		Year Ended 12/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	873,075	$4,884,642	1,000,522	$5,526,477
Shares issued to shareholders in payment of distributions declared	538,790	2,904,079	501,569	2,683,392
Shares redeemed	(7,979,626)	(45,107,439)	(1,599,110)	(8,852,888)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(6,567,761)	$(37,318,718)	(97,019)	$(643,019)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,805,428)	$(39,023,787)	(936,049)	$(5,256,964)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$6,701,037	$6,751,334
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As of December 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$6,274,858
Net unrealized depreciation	$(1,138,948)
Capital loss carryforwards and deferrals	$(23,680,399)
TOTAL	$(18,544,489)
At December 31, 2025, the cost of investments for federal tax purposes was $81,652,021. The net unrealized depreciation of investments for federal tax purposes was $1,138,948. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,604,295 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,743,243. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for defaulted securities and discount accretion/premium amortization on debt securities.
As of December 31, 2025, the Fund had a capital loss carryforward of $23,680,399 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$23,680,399	$23,680,399
The Fund used capital loss carryforwards of $148,819 to offset capital gains realized during the year ended December 31, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2025, the Adviser voluntarily waived $88,205 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2025, the annualized fee paid to FAS was 0.085% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended December 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$109,417
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2025, FSC retained $796 of fees paid by the Fund.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.81% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2025, were as follows:
Purchases	$29,363,095
Sales	$68,263,426
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2025, the Fund had no outstanding loans. During the year ended December 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the year ended December 31, 2025, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
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the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2025, 98.6% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
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Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes High Income Bond Fund II and the Board of Trustees of Federated Hermes Insurance Series:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes High Income Bond Fund II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 17, 2026
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Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes High Income Bond Fund II (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential
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27

economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
28

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes High Income Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00844-01 (2/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
December 31, 2025

Share Class	Primary	Service

Federated Hermes Kaufmann Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2025
Shares or Principal Amount			Value
		COMMON STOCKS—97.7%
		Communication Services—1.7%
718		Meta Platforms, Inc.	$ 473,944
2,214	[1]	Spotify Technology S.A.	1,285,692
		TOTAL	1,759,636
		Consumer Discretionary—10.6%
7,581	[1]	Amazon.com, Inc.	1,749,847
13,936	[1]	Birkenstock Holding PLC	569,982
10,100	[1]	Chipotle Mexican Grill, Inc.	373,700
3,216		D. R. Horton, Inc.	463,200
3,973	[1]	DoorDash, Inc.	899,805
10,812	[1]	DraftKings, Inc.	372,582
3,876	[1]	Floor & Decor Holdings, Inc.	236,010
318	[1]	Mercadolibre, Inc.	640,535
7,181		Moncler SpA	461,530
8,620	[1]	On Holding AG	400,658
4,241	[1]	Planet Fitness, Inc.	460,021
32,000	[1]	Sportradar Group AG	760,640
2,077		Texas Roadhouse, Inc.	344,782
5,574		TJX Cos., Inc.	856,222
18,691	[1]	Viking Holdings Ltd.	1,334,724
4,781		Wingstop, Inc.	1,140,221
		TOTAL	11,064,459
		Consumer Staples—2.5%
1,236		Costco Wholesale Corp.	1,065,852
4,131	[1]	Maplebear, Inc.	185,813
8,468		Philip Morris International, Inc.	1,358,267
		TOTAL	2,609,932
		Financials—7.0%
9,306		Apollo Global Management, Inc.	1,347,136
638		BlackRock, Inc.	682,877
81,555	[1]	Blue Owl Capital, Inc.	1,218,432
16,032	[1]	Chime Financial, Inc.	403,525
9,615		Hamilton Lane, Inc.	1,291,390
1,190		JPMorgan Chase & Co.	383,442
842		MSCI, Inc., Class A	483,081
2,103		S&P Global, Inc.	1,099,007
10,539	[1]	Toast, Inc.	374,240
		TOTAL	7,283,130
		Health Care—25.0%
58,700	[1,2]	Albireo Pharma CVR, Rights	126,205
44,440	[1,3]	Arcturus Therapeutics Holdings, Inc.	272,417
4,636	[1]	Argenx SE	3,901,907
161,911	[1,2,3]	AstraZeneca PLC, Rights	89,051
117,801	[1,3]	aTyr Pharma, Inc.	92,250
15,602	[1]	Boston Scientific Corp.	1,487,651
26,339	[1]	Centessa Pharmaceuticals Ltd., ADR	658,738
56,475	[1,2]	Contra Akouos, Inc., Rights	29,706
5,558	[1]	Cytokinetics, Inc.	353,155
Annual Financial Statements and Additional Information
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
5,987	[1]	Dyne Therapeutics, Inc.	$ 117,106
58,633	[1]	EyePoint, Inc.	1,071,225
22,216	[1]	Forte Biosciences, Inc.	605,830
8,879	[1,3]	Genmab A/S, ADR	273,473
19,423	[1]	Guardant Health, Inc.	1,983,865
42,616	[1]	IDEAYA Biosciences, Inc.	1,473,235
4,181	[1]	Insulet Corp.	1,188,408
2,423	[1]	Intuitive Surgical, Inc.	1,372,290
9,287	[1]	Kymera Therapeutics, Inc.	722,622
735	[1]	Medline, Inc.	30,870
21,275	[1]	Minerva Neurosciences, Inc.	85,525
65,274	[1,2,4]	Minerva Neurosciences, Inc. - Restricted	227,689
7,605	[1]	Natera, Inc.	1,742,230
435,683	[1,2]	Novartis AG, Rights	505,392
5,009	[1]	Palvella Therapeutics, Inc.	524,292
165,799	[1]	Rezolute, Inc.	391,286
15,172	[1]	Rhythm Pharmaceuticals, Inc.	1,624,011
8,613	[1]	Scholar Rock Holding Corp.	379,403
2,334		Stryker Corp.	820,331
1,967		UCB S.A.	548,630
5,865	[1]	Vaxcyte, Inc.	270,611
2,232	[1]	Veeva Systems, Inc.	498,249
60,127	[1]	Wave Life Sciences Ltd.	1,022,159
7,237	[1]	Xenon Pharmaceuticals, Inc.	324,362
36,537	[1,3]	Zenas Biopharma, Inc.	1,326,659
		TOTAL	26,140,833
		Industrials—20.0%
1,720	[1]	Axon Enterprise, Inc.	976,839
13,419	[1]	BETA Technologies, Inc.	378,550
1,815		Comfort Systems USA, Inc.	1,693,921
1,280		Eaton Corp. PLC	407,693
7,890		GE Aerospace	2,430,357
3,668	[1]	GE Vernova, Inc.	2,397,295
6,157		HEICO Corp.	1,992,344
2,680		Howmet Aerospace, Inc.	549,454
18,702	[1]	Loar Holdings, Inc.	1,271,736
8,017		Quanta Services, Inc.	3,383,655
3,000	[1]	QXO, Inc.	57,870
3,773		Trane Technologies PLC	1,468,451
10,655	[1]	Uber Technologies, Inc.	870,620
8,309		UL Solutions, Inc.	655,248
5,437		Veralto Corp.	542,504
1,758		Vertiv Holdings Co.	284,813
7,089		Westinghouse Air Brake Technologies Corp.	1,513,147
		TOTAL	20,874,497
		Information Technology—22.5%
3,900	[1]	Advanced Micro Devices, Inc.	835,224
316	[1]	AppLovin Corp.	212,927
2,857	[1]	Astera Labs, Inc.	475,290
502	[1]	CloudFlare, Inc.	98,969
Annual Financial Statements and Additional Information
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,894	[1]	Commvault Systems, Inc.	$ 362,792
2,692	[1]	Crowdstrike Holdings, Inc.	1,261,902
2,299	[1]	CyberArk Software Ltd.	1,025,492
6,596	[1]	Datadog, Inc.	896,990
11,597	[1]	Elastic N.V.	874,878
110	[1]	Impinj, Inc.	19,141
973		KLA Corp.	1,182,273
31,807	[1]	Klaviyo, Inc.	1,032,773
3,116		Micron Technology, Inc.	889,338
2,351		Microsoft Corp.	1,136,991
2,966	[1]	MongoDB, Inc.	1,244,801
1,685		Motorola Solutions, Inc.	645,894
8,480		NVIDIA Corp.	1,581,520
863	[1]	Palantir Technologies, Inc.	153,398
6,278	[1]	Q2 Holdings, Inc.	453,020
36,100	[1]	QXO, Inc.	696,369
15,300	[1]	Rubrik, Inc.	1,170,144
7,925	[1]	ServiceNow, Inc.	1,214,031
15,308	[1]	Shopify, Inc.	2,464,129
4,520	[1]	Snowflake, Inc.	991,507
4,710		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,431,322
1,955	[1]	Tyler Technologies, Inc.	887,472
1,049	[1]	Vertex, Inc.	20,948
2,095	[1]	Wix.com Ltd.	217,650
		TOTAL	23,477,185
		Materials—3.8%
10,710		Agnico Eagle Mines Ltd.	1,815,666
1,591		Eagle Materials, Inc.	328,828
1,510		Martin Marietta Materials	940,217
2,647		Sherwin-Williams Co.	857,707
		TOTAL	3,942,418
		Real Estate—2.5%
21,138	[1]	CoStar Group, Inc.	1,421,319
6,382		Gaming and Leisure Properties, Inc.	285,212
4,216		Ryman Hospitality Properties, Inc.	398,918
19,061		VICI Properties, Inc.	535,995
		TOTAL	2,641,444
		Utilities—2.1%
4,220		American Electric Power Co., Inc.	486,608
4,243		Duke Energy Corp.	497,322
10,137		NextEra Energy, Inc.	813,798
2,768		Vistra Corp.	446,562
		TOTAL	2,244,290
		TOTAL COMMON STOCKS (IDENTIFIED COST $50,526,905)	102,037,824
		PREFERRED STOCKS—0.4%
		Health Care—0.4%
60,006	[2,4]	CeQur S.A.	309,552
4,307	[1,2,4]	Sail Biomedicines, Inc.	135,160
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $441,869)	444,712
Annual Financial Statements and Additional Information
3

Shares or Principal Amount			Value
		WARRANTS—0.6%
		Health Care—0.6%
138	[1,2,4]	Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	$ 146,384
69	[1,2,4]	Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	89,875
5,250	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	21,105
5,696	[1]	Rezolute, Inc., Warrants 10/8/2027	6,712
1,400	[1]	Rezolute, Inc., Warrants 1/1/2099	3,304
68,385	[1]	Rezolute, Inc., Warrants 4/30/2099	161,388
25,100	[1]	Rezolute, Inc., Warrants 6/24/2099	59,236
44,952	[1]	Rezolute, Inc., Warrants 12/31/2099	106,087
644	[1]	Scynexis, Inc., Warrants 4/26/2029	62
53,000	[1]	Scynexis, Inc., Warrants 1/1/2099	33,517
		TOTAL WARRANTS (IDENTIFIED COST $886,061)	627,670
		INVESTMENT COMPANY—1.3%
1,361,567		Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[5] (IDENTIFIED COST $1,361,567)	1,361,567
		REPURCHASE AGREEMENT—1.3%
$1,331,000		Interest in $292,000,000 joint repurchase agreement 3.85%, dated 12/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $292,062,456 on 1/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/2/2050 and the market value of those underlying securities was $297,903,705. (IDENTIFIED COST $1,331,000)	1,331,000
		TOTAL INVESTMENT IN SECURITIES—101.3% (IDENTIFIED COST $54,547,402)[6]	105,802,773
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[7]	(1,313,869)
		NET ASSETS—100%	$104,488,904
Annual Financial Statements and Additional Information
4

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended December 31, 2025, were as follows:
Affiliated	Value as of 12/31/2024	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 12/31/2025	Shares Held as of 12/31/2025	Dividend Income*
Health Care:
Arcturus Therapeutics Holdings, Inc.	$1,020,915	$—	$(167,959)	$(12,737)	$(567,802)	$272,417	44,440	$—
aTyr Pharma, Inc.	$711,692	$—	$(77,068)	$(230,723)	$(311,651)	$92,250	117,801	$—
EyePoint, Inc.	$431,273	$240,000	$(218,817)	$629,067	$(10,298)	$1,071,225	58,633	$—
Forte Biosciences, Inc.	$—	$333,342	$(79,655)	$353,449	$(1,306)	$605,830	22,216	$—
IDEAYA Biosciences, Inc.**	$1,966,050	$—	$(937,377)	$771,396	$(326,834)	$1,473,235	42,616	$—
Minerva Neurosciences, Inc.	$47,231	$—	$—	$38,294	$—	$85,525	21,275	$—
Minerva Neurosciences, Inc. - Restricted	$—	$138,000	$—	$89,689	$—	$227,689	65,274	$—
Minerva Neurosciences, Inc., Tranche A War- rants 12/31/2099	$—	$—	$—	$146,384	$—	$146,384	138	$—
Minerva Neurosciences, Inc., Tranche B War- rants 12/31/2099	$—	$—	$—	$89,875	$—	$89,875	69	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$11,655	$—	$—	$9,450	$—	$21,105	5,250	$—
Rezolute, Inc.	$477,329	$222,251	$—	$(308,294)	$—	$391,286	165,799	$—
Rezolute, Inc., Warrants 10/8/2027	$6,458	$—	$—	$254	$—	$6,712	5,696	$—
Rezolute, Inc., Warrants 1/1/2099	$6,860	$—	$—	$(3,556)	$—	$3,304	1,400	$—
Rezolute, Inc., Warrants 4/30/2099	$—	$222,182	$—	$(60,794)	$—	$161,388	68,385	$—
Rezolute, Inc., Warrants 6/24/2099	$122,990	$—	$—	$(63,754)	$—	$59,236	25,100	$—
Rezolute, Inc., Warrants 12/31/2099	$220,265	$—	$—	$(114,178)	$—	$106,087	44,952	$—
Scynexis, Inc., Warrants 4/26/2029	$299	$—	$—	$(237)	$—	$62	644	$—
Scynexis, Inc., Warrants 1/1/2099	$64,130	$—	$—	$(30,613)	$—	$33,517	53,000	$—
Affiliated issuers no longer in the portfolio at period end	$695,226	$7,402	$(3,564,038)	$89,400	$2,772,010	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$5,782,373	$1,163,177	$(5,044,914)	$1,392,372	$1,554,119	$4,847,127	742,688	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At December 31, 2025, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2024	$1,061,889
Purchases at Cost	$24,828,988
Proceeds from Sales	$(24,529,310)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2025	$1,361,567
Shares Held as of 12/31/2025	1,361,567
Dividend Income	$43,721

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Annual Financial Statements and Additional Information
5

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2025, these restricted securities amounted to $908,660, which represented 0.8% of net assets.

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $54,701,174.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$84,938,113	$—	$888,992	$85,827,105
International	11,209,601	4,912,067	89,051	16,210,719
Preferred Stocks
Domestic	—	—	135,160	135,160
International	—	—	309,552	309,552
Debt Securities:
Warrants	351,120	40,291	236,259	627,670
Investment Company	1,361,567	—	—	1,361,567
Repurchase Agreement	—	1,331,000	—	1,331,000
TOTAL SECURITIES	$97,860,401	$6,283,358	$1,659,014	$105,802,773
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities
Balance as of 12/31/2024	$617,450
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	398,171
Purchases	643,393
Balance as of 12/31/2025	$1,659,014
Total change in unrealized appreciation/depreciation attributable to investments still held at 12/31/2025	$398,171

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.64	$17.40	$15.10	$24.31	$25.46
Income From Investment Operations:
Net investment income (loss)[1]	(0.18)	(0.16)	(0.02)	(0.08)	(0.24)
Net realized and unrealized gain (loss)	2.07	3.07	2.32	(6.87)	0.83
Total From Investment Operations	1.89	2.91	2.30	(6.95)	0.59
Less Distributions:
Distributions from net investment income	—	(0.16)	—	—	—
Distributions from net realized gain	(2.03)	(0.51)	—	(2.26)	(1.74)
Total Distributions	(2.03)	(0.67)	—	(2.26)	(1.74)
Net Asset Value, End of Period	$19.50	$19.64	$17.40	$15.10	$24.31
Total Return[2]	11.52%	17.05%	15.23%	(30.09)%	2.51%
Ratios to Average Net Assets:
Net expenses[3]	1.54%	1.56%	1.54%	1.54%	1.50%
Net investment loss	(0.97)%	(0.89)%	(0.15)%	(0.51)%	(0.99)%
Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.02%	0.00%[5]	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,680	$33,718	$33,266	$34,430	$55,366
Portfolio turnover[6]	25%	47%	56%	41%	34%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.74	$15.78	$13.73	$22.40	$23.65
Income From Investment Operations:
Net investment income (loss)[1]	(0.21)	(0.19)	(0.05)	(0.11)	(0.28)
Net realized and unrealized gain (loss)	1.84	2.77	2.10	(6.30)	0.77
Total From Investment Operations	1.63	2.58	2.05	(6.41)	0.49
Less Distributions:
Distributions from net investment income	—	(0.11)	—	—	—
Distributions from net realized gain	(2.03)	(0.51)	—	(2.26)	(1.74)
Total Distributions	(2.03)	(0.62)	—	(2.26)	(1.74)
Net Asset Value, End of Period	$17.34	$17.74	$15.78	$13.73	$22.40
Total Return[2]	11.26%	16.70%	14.93%	(30.26)%	2.26%
Ratios to Average Net Assets:
Net expenses[3]	1.79%	1.81%	1.79%	1.79%	1.75%
Net investment loss	(1.22)%	(1.14)%	(0.38)%	(0.73)%	(1.24)%
Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.02%	0.00%[5]	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,809	$104,963	$90,210	$108,981	$150,983
Portfolio turnover[6]	25%	47%	56%	41%	34%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investment in securities, at value including $1,288,482 of securities loaned and $6,208,694 of investments in affiliated holdings* (identified cost $54,547,402, including $6,978,808 of identified cost in affiliated holdings)	$105,802,773
Cash	4,067
Cash denominated in foreign currencies (identified cost $29,840)	30,878
Income receivable	45,982
Receivable for investments sold	59,282
Receivable for shares sold	26,819
Total Assets	105,969,801
Liabilities:
Payable for shares redeemed	27,943
Payable for collateral due to broker for securities lending (Note 2)	1,361,567
Payable for investment adviser fee (Note 5)	3,621
Payable for administrative fee (Note 5)	223
Payable for portfolio accounting fees	18,386
Payable for distribution services fee (Note 5)	15,754
Accrued expenses (Note 5)	53,403
Total Liabilities	1,480,897
Net assets for 5,823,035 shares outstanding	$104,488,904
Net Assets Consist of:
Paid-in capital	$31,773,416
Total distributable earnings (loss)	72,715,488
Net Assets	$104,488,904
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$31,679,641 ÷ 1,624,637 shares outstanding, no par value, unlimited shares authorized	$19.50
Service Shares:
$72,809,263 ÷ 4,198,398 shares outstanding, no par value, unlimited shares authorized	$17.34

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Operations
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign taxes withheld of $9,303)	$664,028
Interest	69,572
Net income on securities loaned (includes $43,721 earned from affiliated holdings related to cash collateral balances*) (Note 2)	15,515
TOTAL INCOME	749,115
Expenses:
Investment adviser fee (Note 5)	1,702,311
Administrative fee (Note 5)	103,784
Custodian fees	24,831
Transfer agent fees	13,680
Directors’/Trustees’ fees (Note 5)	2,055
Auditing fees	41,482
Legal fees	14,984
Portfolio accounting fees	64,687
Distribution services fee (Note 5)	245,468
Printing and postage	35,679
Miscellaneous (Note 5)	24,497
TOTAL EXPENSES	2,273,458
Waiver of investment adviser fee (Note 5)	(4,989)
Net expenses	2,268,469
Net investment income (loss)	(1,519,354)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $1,554,119 on sales of investments in affiliated holdings*)	22,545,031
Net realized loss on foreign currency transactions	(424)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $1,392,372 on investments in affiliated holdings*)	(5,404,121)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	1,415
Net realized and unrealized gain (loss) on investments and foreign currency transactions	17,141,901
Change in net assets resulting from operations	$15,622,547

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Changes in Net Assets

Year Ended December 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(1,519,354)	$(1,423,545)
Net realized gain (loss)	22,544,607	16,192,287
Net change in unrealized appreciation/depreciation	(5,402,706)	5,747,568
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,622,547	20,516,310
Distributions to Shareholders:
Primary Shares	(3,377,137)	(1,230,987)
Service Shares	(11,803,131)	(3,413,207)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,180,268)	(4,644,194)
Share Transactions:
Proceeds from sale of shares	6,930,866	22,986,243
Net asset value of shares issued to shareholders in payment of distributions declared	15,180,253	4,644,189
Cost of shares redeemed	(56,744,712)	(28,297,636)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(34,633,593)	(667,204)
Change in net assets	(34,191,314)	15,204,912
Net Assets:
Beginning of period	138,680,218	123,475,306
End of period	$104,488,904	$138,680,218
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
Effective August 1, 2024, the Fund’s Board of Trustees (the“Trustees”) approved the replacement of Federated Equity Management Company of Pennsylvania with Federated Global Investment Management Corp. (“Fed Global”) as Adviser to the Fund. Previously, Fed Global served as the Fund’s Sub-Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Fed Global (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
As of December 31, 2025, investments valued at $1,659,014 were fair valued utilizing significant unobservable inputs. The Fund’s investments in these securities are illiquid and executed trade prices are unavailable to utilize as a source for evaluations, therefore the inputs utilized are less observable. Inputs considered by the Adviser in evaluating these investments include the following:
■
Contingent Value Rights–values reflect the probability that the contingencies will be resolved and payment received.
Annual Financial Statements and Additional Information
12

■
Private Investment in Public Equities–any unregistered shares are valued based on the common shares public price less a discount factor to reflect the illiquidity of the shares held.
■
Warrants related to Private Investment in Public Equity–warrants received are valued based on the Black-Sholes warrant model less a discount factor to reflect the illiquidity of the underlying shares.
■
Private Equity Shares–investments in non-public entities are valued at their initial investment adjusted for an applicable index movement or implied value based on current fundraising.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Annual Financial Statements and Additional Information
13

Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $4,989 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of December 31, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,288,482	$1,361,567
Annual Financial Statements and Additional Information
14

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at December 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$321,274	$309,552
Minerva Neurosciences, Inc. - Restricted	10/21/2025	$138,000	$227,689
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	10/21/2025	$0	$146,384
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	10/21/2025	$0	$89,875
Sail Biomedicines, Inc.	7/28/2021	$120,596	$135,160
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2025		Year Ended 12/31/2024
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	51,365	$964,372	72,333	$1,362,807
Shares issued to shareholders in payment of distributions declared	204,551	3,377,135	68,085	1,230,985
Shares redeemed	(348,180)	(6,608,929)	(335,209)	(6,249,699)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(92,264)	$(2,267,422)	(194,791)	$(3,655,907)
	Year Ended 12/31/2025		Year Ended 12/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	358,621	$5,966,494	1,288,557	$21,623,436
Shares issued to shareholders in payment of distributions declared	802,387	11,803,118	208,504	3,413,204
Shares redeemed	(2,878,286)	(50,135,783)	(1,299,232)	(22,047,937)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,717,278)	$(32,366,171)	197,829	$2,988,703
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,809,542)	$(34,633,593)	3,038	$(667,204)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from net operating losses.
For the year ended December 31, 2025, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(2,167,205)	$2,167,205
Annual Financial Statements and Additional Information
15

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income[1]	$—	$887,742
Long-term capital gains	$15,180,268	$3,756,452

1	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.
As of December 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$51,101,599
Undistributed long-term capital gains	$21,612,794
Other temporary differences	$1,095
TOTAL	$72,715,488
At December 31, 2025, the cost of investments for federal tax purposes was $54,701,174. The net unrealized appreciation of investments for federal tax purposes was $51,101,599. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $54,831,150 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,729,551. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales, non-REITs adjustments and passive foreign investment company adjustments.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2025, the Adviser voluntarily waived $4,989 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2025, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$245,468
Annual Financial Statements and Additional Information
16

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2025, FSC retained $760 of fees paid by the Fund. For the year ended December 31, 2025, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.54% and 1.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2026 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Interfund Transactions
During the year ended December 31, 2025, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $69,801 and $192,911, respectively. Net realized gain recognized on these transactions was $5,596.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2025, were as follows:
Purchases	$31,931,400
Sales	$81,563,694
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities. A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2025, the Fund had no outstanding loans. During the year ended December 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the year ended December 31, 2025, the program was not utilized.
10. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the
Annual Financial Statements and Additional Information
17

Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2025, the amount of long-term capital gains designated by the Fund was $15,180,268.
Annual Financial Statements and Additional Information
18

Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes Kaufmann Fund II and the Board of Trustees of Federated Hermes Insurance Series:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Kaufmann Fund II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent of the underlying fund and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 17, 2026
Annual Financial Statements and Additional Information
19

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Kaufmann Fund II (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year. The Independent Trustees also considered the presentation from Federated Hermes’ Chief Investment Officer of Equities received at the Board’s February 2025 meetings regarding the results and status of the performance plans for the Fund previously discussed at the Board’s February 2023 and 2024 meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance–in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund–in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it
Annual Financial Statements and Additional Information
20

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information
21

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered the Fund’s unique investment strategies. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the three-year and five-year periods, and was above the Performance Peer Group median for the one-year period. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
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22

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
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23

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
24

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Kaufmann Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
28136 (2/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
December 31, 2025

Share Class	Primary	Service

Federated Hermes Managed Volatility Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2025
Shares or Principal Amount			Value
		COMMON STOCKS—42.2%
		Communication Services—3.4%
3,469		Alphabet, Inc., Class A	$ 1,085,797
4,782		Alphabet, Inc., Class C	1,500,592
238	[1]	AST SpaceMobile, Inc.	17,286
22,605		AT&T, Inc.	561,508
11,455		Comcast Corp., Class A	342,390
7,000	[1]	Criteo S.A., ADR	144,270
1,906		Electronic Arts, Inc.	389,453
5,506	[1]	Liberty Global Ltd.	61,337
650		Meta Platforms, Inc.	429,058
18,000	[1]	MNTN, Inc.	214,920
1,212	[1]	Take-Two Interactive Software, Inc.	310,308
394		T-Mobile USA, Inc.	79,998
6,901		Verizon Communications, Inc.	281,078
4,004		Walt Disney Co.	455,535
5,884	[1]	Warner Bros. Discovery, Inc.	169,577
		TOTAL	6,043,107
		Consumer Discretionary—3.1%
41,169		ADT, Inc.	332,234
4,554	[1]	Amazon.com, Inc.	1,051,154
142	[1]	Aptiv PLC	10,805
49	[1]	AutoZone, Inc.	166,184
6,620		Bath & Body Works, Inc.	132,930
63		Booking Holdings, Inc.	337,386
360		BorgWarner, Inc.	16,222
193	[1]	Bright Horizons Family Solutions, Inc.	19,570
477		Brunswick Corp.	35,412
12	[1]	Carnival Corp.	366
9,600	[1]	Cirsa Enterprises S.A.	166,988
824	[1]	Crocs, Inc.	70,468
285		D. R. Horton, Inc.	41,049
124		Darden Restaurants, Inc.	22,818
3,366		eBay, Inc.	293,179
3,773	[1]	Etsy, Inc.	209,175
416	[1]	Five Below, Inc.	78,358
3,085		Ford Motor Co.	40,475
2,122		General Motors Co.	172,561
113	[1]	Grand Canyon Education, Inc.	18,793
3,767		Hasbro, Inc.	308,894
30,000	[1]	HBX Group International PLC	263,217
656		Home Depot, Inc.	225,730
1,442		Lowe’s Cos., Inc.	347,753
112	[1]	Lululemon Athletica, Inc.	23,275
1,608		Macy’s, Inc.	35,456
977		McDonald’s Corp.	298,601
1,569	[1]	O’Reilly Automotive, Inc.	143,108
9,707	[1]	Rivian Automotive, Inc.	191,325
18,000	[1]	Savers Value Village, Inc.	168,120
1,499		Tapestry, Inc.	191,527
55	[1]	TopBuild Corp.	22,945
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
2,225	[1]	YETI Holdings, Inc.	$ 98,278
		TOTAL	5,534,356
		Consumer Staples—3.0%
6,832		Archer-Daniels-Midland Co.	392,772
2,626		Colgate-Palmolive Co.	207,507
1,666		Conagra Brands, Inc.	28,838
1,612		Constellation Brands, Inc., Class A	222,391
1,395	[1]	Coty, Inc. - CL A	4,297
270	[1]	Darling Ingredients, Inc.	9,720
2,503	[1]	Dollar Tree, Inc.	307,894
1,195		Estee Lauder Cos., Inc., Class A	125,140
2,308		Kenvue, Inc.	39,813
1,453		Kimberly-Clark Corp.	146,593
11,499		Kraft Heinz Co./The	278,851
1,969		Lamb Weston Holdings, Inc.	82,481
885	[1]	Maplebear, Inc.	39,807
6,000	[1]	Oddity Tech Ltd.	241,080
1,136		PepsiCo, Inc.	163,039
5,058		Philip Morris International, Inc.	811,303
4,373		Procter & Gamble Co.	626,695
3,041		Smucker (J.M.) Co.	297,440
148	[1]	The Boston Beer Co., Inc., Class A	28,879
3,015	[1]	US Foods Holding Corp.	227,090
8,697		WalMart, Inc.	968,933
		TOTAL	5,250,563
		Energy—2.6%
1,410		Antero Midstream Corp.	25,084
621		Cheniere Energy, Inc.	120,716
3,589		Chevron Corp.	547,000
4,118		ConocoPhillips	385,486
1,309		Devon Energy Corp.	47,949
2,486		DT Midstream, Inc.	297,524
123		EOG Resources, Inc.	12,916
5,322		EQT Corp.	285,259
8,692		Exxon Mobil Corp.	1,045,995
9,600	[1]	Infinity Natural Resources, Inc.	141,408
9,746		Kinder Morgan, Inc.	267,918
75,000	[1]	NS Group, Inc.	641,120
9,275		Ovintiv, Inc.	363,487
1,548		TechnipFMC PLC	68,979
6,852		Williams Cos., Inc.	411,874
		TOTAL	4,662,715
		Financials—9.4%
1,080		Affiliated Managers Group, Inc.	311,342
4,715		AGNC Investment Corp.	50,545
2,182		Allstate Corp.	454,183
325		American Express Co.	120,234
8,400	[1]	American Integrity Insurance Group, Inc.	174,972
3,575	[1]	Arch Capital Group Ltd.	342,914
15,210		Bank of America Corp.	836,550
4,421		Bank of New York Mellon Corp.	513,234
4,800	[1]	Berkshire Hathaway, Inc., Class B	2,412,720
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
59		BlackRock, Inc.	$ 63,150
54		Cboe Global Markets, Inc.	13,554
590		Charles Schwab Corp.	58,947
19		Chubb Ltd.	5,930
3,052		Citigroup, Inc.	356,138
132	[1]	Coinbase Global, Inc.	29,850
8,184		Corebridge Financial, Inc.	246,911
511		Everest Group Ltd.	173,408
27,000	[1]	Exzeo Group, Inc.	654,750
392		Fidelity National Information Services, Inc.	26,052
203		First Citizens Bancshares, Inc., Class A	435,675
3,367	[1]	Fiserv, Inc.	226,161
4,845		Global Payments, Inc.	375,003
242		Goldman Sachs Group, Inc.	212,718
4,335		Janus Henderson Group PLC	206,216
6,948		JPMorgan Chase & Co.	2,238,785
3,045		KKR & Co., Inc.	388,177
4,790		MetLife, Inc.	378,123
4,519		MGIC Investment Corp.	132,045
4,376		Morgan Stanley	776,871
24,000	[1]	Oportun Financial Corp.	126,960
318	[1]	PayPal Holdings, Inc.	18,565
55		PNC Financial Services Group, Inc.	11,480
1,140		Progressive Corp., OH	259,601
1,556		Prudential Financial, Inc.	175,641
2,050		Regions Financial Corp.	55,555
1,354		RenaissanceRe Holdings Ltd.	380,691
776		S&P Global, Inc.	405,530
15,000	[1]	SBI Shinsei Bank Ltd.	166,624
1,894		State Street Corp.	244,345
1,377		Synovus Financial Corp.	68,919
769		The Hartford Insurance Group, Inc.	105,968
3,419		U.S. Bancorp	182,438
2,845		Unum Group	220,488
2,194		VOYA Financial, Inc..	163,431
33,000	[1]	Wealthfront Corp.	448,470
4,292		Webster Financial Corp. Waterbury	270,138
6,547		Wells Fargo & Co.	610,180
36,989		Western Union Co.	344,368
1,909	[1]	WEX, Inc.	284,403
		TOTAL	16,758,953
		Health Care—5.4%
1,492		Abbott Laboratories	186,933
875		Agilent Technologies, Inc.	119,061
364	[1]	Align Technology, Inc.	56,839
2,864	[1]	Avantor, Inc.	32,821
226	[1]	Biogen, Inc.	39,774
49	[1]	Bio-Rad Laboratories, Inc., Class A	14,846
5,646	[1]	Boston Scientific Corp.	538,346
10,469		Bristol-Myers Squibb Co.	564,698
1,440	[1,2]	Bristol-Myers Squibb Co., Rights	1,008
172		Cardinal Health, Inc.	35,346
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
6,785	[1]	Centene Corp.	$ 279,203
2,000	[1]	CG Oncology, Inc.	83,040
245	[1]	Charles River Laboratories International, Inc.	48,873
9		Chemed Corp.	3,851
992		CVS Health Corp.	78,725
1,610		Danaher Corp.	368,561
11,472		Dentsply Sirona, Inc.	131,125
235		Elevance Health, Inc.	82,379
3,911	[1]	Exact Sciences Corp.	397,201
4,737		Gilead Sciences, Inc.	581,419
1,004		HCA Healthcare, Inc.	468,727
2,877	[1]	Hologic, Inc.	214,308
293	[1]	Incyte Genomics, Inc.	28,940
4,000	[1]	Inmode Ltd.	58,760
431	[1]	Insmed, Inc.	75,011
218	[1]	IQVIA Holdings, Inc.	49,139
6,785		Johnson & Johnson	1,404,156
12,000	[1]	Kyverna Therapeutics, Inc.	112,800
3,000	[1]	LB Pharmaceuticals, Inc.	66,780
9,900	[1]	Legend Biotech Corp., ADR	215,226
12,500	[1]	Lumexa Imaging Holdings, Inc.	231,250
417		McKesson Corp.	342,061
2,012		Medtronic PLC	193,273
2,103		Merck & Co., Inc.	221,362
4,141		Pfizer, Inc.	103,111
2,450	[1]	Qiagen NV	110,176
123	[1]	Regeneron Pharmaceuticals, Inc.	94,940
6,000		Simulations Plus, Inc.	109,380
112,606	[1]	Sophia Genetics S.A.	525,870
56		STERIS PLC	14,197
1,047		The Cigna Group	288,166
616		Thermo Fisher Scientific, Inc.	356,941
2,042		UnitedHealth Group, Inc.	674,085
260	[1]	Veeva Systems, Inc.	58,040
		TOTAL	9,660,748
		Industrials—5.4%
79		AGCO Corp.	8,241
20,000	[1]	Astroscale Holdings, Inc.	84,268
614	[1]	ATI, Inc.	70,463
139		Automatic Data Processing, Inc.	35,755
4,500	[1]	BETA Technologies, Inc.	126,945
606	[1]	Boeing Co.	131,575
681		Broadridge Financial Solutions, Inc.	151,979
567	[1]	Builders Firstsource, Inc.	58,339
1,332		BWX Technologies, Inc.	230,223
11,339	[1]	Cardinal Infrastructure Group, Inc.	274,177
814		Caterpillar, Inc.	466,316
34,167		CNH Industrial NV	315,020
925		Crane Co.	170,598
2,570		CSX Corp.	93,162
39		Cummins, Inc.	19,907
660		Curtiss-Wright Corp.	363,838
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
181		Deere & Co.	$ 84,268
411		Eaton Corp. PLC	130,908
559		Emcor Group, Inc.	341,991
116		FedEx Corp.	33,508
6,000	[1]	Fiverr International Ltd.	118,560
51		Fortive Corp.	2,816
33	[1]	Generac Holdings, Inc.	4,500
713		General Dynamics Corp.	240,039
3,721		Graco, Inc.	305,010
6,000	[1]	Grupo Aeromexico SAB de CV, ADR	131,760
2,530		Honeywell International, Inc.	493,578
143		Ingersoll-Rand, Inc.	11,328
2,096		J. B. Hunt Transportation Services, Inc.	407,337
238		Johnson Controls International PLC	28,500
719		Leonardo DRS, Inc.	24,511
2,607	[1]	Lyft, Inc.	50,498
263	[1]	Mastec, Inc.	57,168
1,132	[1]	Middleby Corp.	168,294
1,037		Norfolk Southern Corp.	299,403
12		Northrop Grumman Corp.	6,842
1,407		Oshkosh Corp.	176,761
3,417		Owens Corning, Inc.	382,396
316		Parker-Hannifin Corp.	277,751
43		Paycom Software, Inc.	6,852
3,304		Pentair PLC	344,079
2,076		Republic Services, Inc.	439,967
1,047		Rockwell Automation, Inc.	407,356
2,999		RTX Corp.	550,017
1,822		Ryder System, Inc.	348,713
680		Sensata Technologies Holdings PLC	22,637
174		Southwest Airlines Co.	7,191
12,000	[1]	Timee, Inc.	96,963
1,898	[1]	United Airlines Holdings, Inc.	212,234
112		United Parcel Service, Inc.	11,109
165		United Rentals North America, Inc.	133,538
855		Valmont Industries, Inc.	343,984
485		Verisk Analytics, Inc.	108,490
784		Xylem, Inc.	106,765
		TOTAL	9,518,428
		Information Technology—5.1%
853		Accenture PLC	228,860
1,631	[1]	Advanced Micro Devices, Inc.	349,295
806		Analog Devices, Inc.	218,587
181	[1]	Ciena Corp.	42,330
1,070	[1]	Cirrus Logic, Inc.	126,795
10,516		Cisco Systems, Inc.	810,047
840	[1]	F5, Inc.	214,418
11	[1]	Fair Isaac & Co., Inc.	18,597
1,869		IBM Corp.	553,616
6,012	[1]	Innoscripta SE	637,729
14,945	[1]	Intel Corp.	551,471
2,193	[1]	Keysight Technologies, Inc.	445,596
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,958		Marvell Technology, Inc.	$ 166,391
3,136		Micron Technology, Inc.	895,046
900	[1]	Monday.com Ltd.	132,804
33	[1]	MongoDB, Inc.	13,850
2,775	[1]	Nutanix, Inc.	143,440
449	[1]	Okta, Inc.	38,825
2,410	[1]	ON Semiconductor Corp.	130,502
276	[1]	Onto Innovation, Inc.	43,569
943	[1]	PTC, Inc.	164,280
419	[1]	Pure Storage, Inc.	28,077
1,906	[1]	Qorvo, Inc.	161,076
3,011		Qualcomm, Inc.	515,032
16	[1]	Ralliant Corp.	815
79		Roper Technologies, Inc.	35,165
1,220	[1]	Rubrik, Inc.	93,306
2,114		Salesforce, Inc.	560,020
417	[1]	Sandisk Corp.	98,987
135,000	[1]	Silvaco Group, Inc.	546,750
18,000	[1]	SimilarWeb Ltd.	134,820
721	[1]	Super Micro Computer, Inc.	21,104
6,500	[1]	Tekscend Photomask Corp.	123,672
18	[1]	Teledyne Technologies, Inc.	9,193
1,073	[1]	Twilio, Inc.	152,624
131	[1]	Tyler Technologies, Inc.	59,467
472	[1]	Unity Software, Inc.	20,848
1,140	[1]	Verisign, Inc.	276,963
814		Western Digital Corp.	140,228
971	[1]	Zebra Technologies Corp., Class A	235,778
		TOTAL	9,139,973
		Materials—1.5%
176		Albemarle Corp.	24,893
519		AngloGold Ashanti PLC	44,260
1,095		Aptargroup, Inc.	133,546
219		Avery Dennison Corp.	39,832
825		CF Industries Holdings, Inc.	63,805
3,655		Corteva, Inc.	244,995
3,341		CRH PLC	416,957
1,054		Crown Holdings, Inc.	108,530
1,225		Ecolab, Inc.	321,587
71		Freeport-McMoRan, Inc.	3,606
504		International Flavors & Fragrances, Inc.	33,965
1,232		James Hardie Industries PLC	25,564
1,319		Linde PLC	562,408
557	[1]	MP Materials Corp.	28,140
35		Newmarket Corp.	24,054
6,038		Newmont Corp.	602,894
117		Packaging Corp. of America	24,129
632	[1]	Solstice Advanced Materials, Inc.	30,703
		TOTAL	2,733,868
		Real Estate—1.6%
1,495		Avalonbay Communities, Inc.	271,058
1,584	[1]	CBRE Group, Inc.	254,691
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
66		Digital Realty Trust, Inc.	$ 10,211
46		Equinix, Inc.	35,243
12,000	[1]	Fermi LLC	96,000
17,110		Healthcare Realty Trust, Inc.	290,015
1,261		Public Storage	327,230
1,527		Rayonier, Inc.	33,060
3,767		Regency Centers Corp.	260,036
1,498		SBA Communications Corp.	289,758
2,229		Simon Property Group, Inc.	412,610
324		Sun Communities, Inc.	40,147
4,905		Vornado Realty Trust, LP	163,238
4,666		WP Carey, Inc.	300,304
		TOTAL	2,783,601
		Utilities—1.7%
4,247		Clearway Energy, Inc., Class A	133,441
3,300		Clearway Energy, Inc., Class C	109,758
493		Constellation Energy Corp.	174,162
1,297		DTE Energy Co.	167,287
4,159		Duke Energy Corp.	487,476
2,599		EverSource Energy	174,991
3,815		National Fuel Gas Co.	305,429
8,042		NextEra Energy, Inc.	645,612
3,088		Public Service Enterprises Group, Inc.	247,966
445	[1]	Talen Energy Corp.	166,804
10,101		UGI Corp.	378,080
		TOTAL	2,991,006
		TOTAL COMMON STOCKS (IDENTIFIED COST $56,535,084)	75,077,318
		U.S. TREASURIES—22.0%
		Treasury Inflation-Indexed Note—1.6%
$ 13,741		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	10,349
1,912,407		U.S. Treasury Inflation-Protected Notes, 1.125%, 10/15/2030	1,883,845
963,252		U.S. Treasury Inflation-Protected Notes, 1.875%, 7/15/2035	960,886
		TOTAL	2,855,080
		U.S. Treasury Bond—4.1%
150,000		United States Treasury Bond, 1.375%, 11/15/2040	97,477
760,000		United States Treasury Bond, 1.625%, 11/15/2050	399,864
660,000		United States Treasury Bond, 2.375%, 2/15/2042	486,256
20,000		United States Treasury Bond, 2.750%, 11/15/2047	14,264
1,000		United States Treasury Bond, 3.000%, 11/15/2044	775
900,000		United States Treasury Bond, 3.000%, 2/15/2049	664,034
1,100,000		United States Treasury Bond, 3.125%, 5/15/2048	836,358
475,000		United States Treasury Bond, 4.250%, 2/15/2054	430,331
2,720,000		United States Treasury Bond, 4.250%, 8/15/2054	2,464,427
370,000		United States Treasury Bond, 4.500%, 2/15/2044	358,473
310,000		United States Treasury Bond, 4.625%, 5/15/2044	304,801
1,200,000		United States Treasury Bond, 4.625%, 2/15/2055	1,158,316
		TOTAL	7,215,376
		U.S. Treasury Note—16.3%
200,000		United States Treasury Note, 0.875%, 11/15/2030	174,847
675,000		United States Treasury Note, 1.250%, 12/31/2026	659,971
300,000		United States Treasury Note, 1.375%, 11/15/2031	261,352
400,000		United States Treasury Note, 1.500%, 1/31/2027	391,438
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	U.S. TREASURIES—continued
	U.S. Treasury Note—continued
$ 200,000	United States Treasury Note, 1.625%, 5/15/2031	$ 179,188
50,000	United States Treasury Note, 2.250%, 11/15/2027	48,889
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,753,922
4,150,000	United States Treasury Note, 2.750%, 7/31/2027	4,102,988
110,000	United States Treasury Note, 3.125%, 8/31/2027	109,358
1,600,000	United States Treasury Note, 3.500%, 9/30/2027	1,600,406
250,000	United States Treasury Note, 3.625%, 3/31/2028	250,664
150,000	United States Treasury Note, 3.875%, 11/30/2027	151,058
1,000,000	United States Treasury Note, 3.875%, 3/15/2028	1,008,070
1,000,000	United States Treasury Note, 3.875%, 4/30/2030	1,007,812
225,000	United States Treasury Note, 3.875%, 6/30/2030	226,687
340,000	United States Treasury Note, 3.875%, 8/15/2034	334,953
835,000	United States Treasury Note, 4.000%, 7/31/2029	845,830
300,000	United States Treasury Note, 4.125%, 7/31/2028	304,456
760,000	United States Treasury Note, 4.125%, 11/30/2029	773,062
270,000	United States Treasury Note, 4.125%, 3/31/2031	274,622
225,000	United States Treasury Note, 4.125%, 7/31/2031	228,674
600,000	United States Treasury Note, 4.125%, 10/31/2031	609,375
600,000	United States Treasury Note, 4.125%, 5/31/2032	608,082
1,000,000	United States Treasury Note, 4.250%, 12/31/2026	1,007,046
600,000	United States Treasury Note, 4.250%, 2/28/2029	612,171
2,600,000	United States Treasury Note, 4.250%, 11/15/2034	2,628,844
645,000	United States Treasury Note, 4.375%, 7/31/2026	648,103
750,000	United States Treasury Note, 4.500%, 5/31/2029	771,513
750,000	United States Treasury Note, 4.625%, 2/28/2026	750,943
500,000	United States Treasury Note, 4.625%, 4/30/2029	516,171
2,900,000	United States Treasury Note, 4.625%, 2/15/2035	3,011,922
330,000	United States Treasury Note, 4.625%, 2/15/2055	324,452
750,000	United States Treasury Note, 4.875%, 4/30/2026	753,036
	TOTAL	28,929,905
	TOTAL U.S. TREASURIES (IDENTIFIED COST $40,396,416)	39,000,361
	CORPORATE BONDS—12.9%
	Basic Industry - Chemicals—0.1%
105,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	106,349
	Basic Industry - Metals & Mining—0.1%
75,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	77,392
60,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	59,513
	TOTAL	136,905
	Capital Goods - Aerospace & Defense—0.5%
125,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	123,234
55,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	60,869
70,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	78,671
70,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	72,711
130,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	128,616
120,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	121,725
125,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	126,254
115,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	118,820
100,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	99,535
	TOTAL	930,435
	Capital Goods - Building Materials—0.0%
30,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	32,195
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—continued
$ 30,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	$ 32,463
	TOTAL	64,658
	Capital Goods - Construction Machinery—0.2%
125,000	Caterpillar Financial Services Corp., Sr. Unsecd. Note, 3.950%, 11/14/2028	125,329
50,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	49,857
145,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	139,522
	TOTAL	314,708
	Capital Goods - Diversified Manufacturing—0.1%
80,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	52,554
75,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	74,359
60,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	62,479
60,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	54,530
	TOTAL	243,922
	Capital Goods - Environmental—0.1%
40,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	34,948
55,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	56,443
60,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	56,632
40,000	Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	39,251
	TOTAL	187,274
	Communications - Cable & Satellite—0.3%
75,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	44,759
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	37,596
275,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	273,498
180,000	Comcast Corp., Sr. Unsecd. Note, 5.350%, 5/15/2053	161,820
	TOTAL	517,673
	Communications - Media & Entertainment—0.2%
60,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	61,671
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	99,863
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	72,784
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	92,835
90,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	66,961
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	33,069
	TOTAL	427,183
	Communications - Telecom Wireless—0.3%
60,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	55,125
110,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	72,360
100,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	74,557
80,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	81,661
65,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.200%, 1/15/2033	67,109
115,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	106,554
	TOTAL	457,366
	Communications - Telecom Wirelines—0.4%
125,000	AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	123,505
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2035	205,025
80,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	68,416
80,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	63,720
80,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	62,719
150,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	120,396
40,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.875%, 11/30/2055	39,548
	TOTAL	683,329
	Consumer Cyclical - Automotive—0.3%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	142,738
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	$ 48,177
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	131,544
120,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	123,179
	TOTAL	445,638
	Consumer Cyclical - Retailers—0.1%
60,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	60,272
110,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	106,479
100,000	WalMart, Inc., Sr. Unsecd. Note, 4.100%, 4/28/2027	100,737
	TOTAL	267,488
	Consumer Cyclical - Services—0.1%
115,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	68,862
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	114,716
65,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	65,454
	TOTAL	249,032
	Consumer Non-Cyclical - Food/Beverage—0.5%
100,000	Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	103,872
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 5.100%, 5/6/2035	152,435
50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	36,466
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	22,105
125,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	124,435
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	41,346
95,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	97,679
60,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	59,810
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	43,970
85,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	87,101
150,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	158,224
	TOTAL	927,443
	Consumer Non-Cyclical - Health Care—0.2%
62,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	46,471
110,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	85,561
85,000	CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	89,103
115,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	70,544
105,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	71,453
	TOTAL	363,132
	Consumer Non-Cyclical - Pharmaceuticals—0.6%
120,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	98,903
60,000	AbbVie, Inc., Sr. Unsecd. Note, 4.875%, 3/15/2030	61,831
124,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	128,397
95,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	93,088
110,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	97,835
75,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	48,529
75,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	73,707
70,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	51,477
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	32,719
30,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	31,535
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	70,937
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	70,764
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	56,852
45,000	Pfizer, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	45,220
71,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	43,373
	TOTAL	1,005,167
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Supermarkets—0.1%
$ 120,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	$ 120,709
	Consumer Non-Cyclical - Tobacco—0.2%
110,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	91,337
125,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	114,586
75,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	80,284
25,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	26,238
	TOTAL	312,445
	Energy - Independent—0.1%
35,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.000%, 12/15/2029	35,909
60,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	64,106
	TOTAL	100,015
	Energy - Integrated—0.1%
35,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	34,970
95,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	64,531
	TOTAL	99,501
	Energy - Midstream—0.7%
55,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	52,071
30,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	30,408
80,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	82,663
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	43,028
145,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	106,077
110,000	Energy Transfer LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	111,844
75,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	80,199
100,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	100,703
50,000	MPLX LP, Sr. Unsecd. Note, 5.400%, 9/15/2035	50,390
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	36,557
25,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	21,897
25,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	26,813
65,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	68,143
60,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	55,022
160,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	153,243
80,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	74,146
90,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	89,012
	TOTAL	1,182,216
	Energy - Refining—0.0%
60,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	51,445
	Financial Institution - Banking—2.9%
25,000	American Express Co., Sr. Unsecd. Note, 4.918%, 7/20/2033	25,451
90,000	American Express Co., Sr. Unsecd. Note, 5.085%, 1/30/2031	92,811
160,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	143,119
385,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	380,281
140,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	145,888
125,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	130,403
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	50,035
85,000	Capital One Financial Co., Sr. Unsecd. Note, 5.197%, 9/11/2036	84,603
115,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	105,376
110,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	109,332
10,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	10,098
195,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	204,322
120,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	125,863
60,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	62,604
120,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	124,885
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 75,000	FNB Corp. (PA), 5.722%, 12/11/2030	$ 76,611
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	98,331
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	244,559
135,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.939%, 10/21/2036	134,069
120,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	120,687
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	91,803
360,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	356,796
90,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	93,541
125,000	JPMorgan Chase & Co., Sub., 5.576%, 7/23/2036	129,354
95,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	103,222
120,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	120,803
75,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	77,988
90,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	95,676
290,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	288,415
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	35,172
75,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	65,837
125,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	136,525
80,000	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	83,459
135,000	PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	133,987
60,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	62,566
65,000	Truist Financial Corp., Sr. Unsecd. Note, Series I, 4.964%, 10/23/2036	64,332
20,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	20,384
40,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	42,577
175,000	U.S. Bancorp, 4.967%, 7/22/2033	176,365
30,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	31,082
75,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	78,296
120,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	122,506
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	110,753
200,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	198,747
	TOTAL	5,189,514
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
40,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	40,987
125,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	108,837
100,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.900%, 9/11/2035	99,466
	TOTAL	249,290
	Financial Institution - Insurance - Health—0.1%
120,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	120,464
150,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	113,795
	TOTAL	234,259
	Financial Institution - Insurance - Life—0.3%
110,000	CoreBridge Global Funding, Secured Note, 144A, 4.900%, 12/3/2029	112,069
65,000	Lincoln National Corp., Sr. Unsecd. Note, 3.400%, 1/15/2031	61,899
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	80,814
50,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	51,132
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	56,484
120,000	Principal Life Global Funding II, 144A, 1.625%, 11/19/2030	105,047
100,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	89,569
	TOTAL	557,014
	Financial Institution - Insurance - P&C—0.4%
130,000	Aon North America, Inc., 5.750%, 3/1/2054	129,437
100,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 1.375%, 9/15/2030	88,206
30,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 3.350%, 5/3/2026	29,948
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 120,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	$ 124,645
70,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	71,473
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	267,836
60,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	59,167
	TOTAL	770,712
	Financial Institution - REIT - Apartment—0.3%
135,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	134,041
125,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	126,819
85,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	88,860
100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	98,908
	TOTAL	448,628
	Financial Institution - REIT - Healthcare—0.3%
100,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	87,839
125,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	124,409
60,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	61,259
90,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	83,426
100,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	100,005
	TOTAL	456,938
	Financial Institution - REIT - Office—0.1%
125,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	102,564
100,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	99,931
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	34,418
	TOTAL	236,913
	Financial Institution - REIT - Retail—0.1%
125,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	138,042
120,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	120,326
	TOTAL	258,368
	Technology—1.4%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	62,726
215,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	155,236
65,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	38,635
80,000	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	80,629
60,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	61,678
20,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	19,926
65,000	Broadcom, Inc., Sr. Unsecd. Note, 4.900%, 2/15/2038	63,755
65,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	66,940
80,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	67,877
65,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	66,289
75,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	77,118
75,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	75,861
65,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	66,634
60,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	59,283
125,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	121,272
110,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	109,277
150,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	149,149
45,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	41,723
35,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	34,903
50,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	49,578
60,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	60,595
65,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	67,813
100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	100,063
65,000	Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	39,740
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 105,000		Oracle Corp., Sr. Unsecd. Note, 5.200%, 9/26/2035	$ 100,636
105,000		Oracle Corp., Sr. Unsecd. Note, 5.375%, 9/27/2054	84,985
20,000		Oracle Corp., Sr. Unsecd. Note, 5.950%, 9/26/2055	17,733
125,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	124,771
60,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	64,631
120,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	109,297
130,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	129,812
40,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	39,419
50,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	44,449
		TOTAL	2,452,433
		Transportation - Railroads—0.2%
90,000	[3]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	84,812
135,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	97,849
65,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	59,628
125,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	117,106
		TOTAL	359,395
		Transportation - Services—0.1%
65,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	66,061
80,000		FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	60,171
75,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	74,065
		TOTAL	200,297
		Utility - Electric—1.2%
165,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	157,008
70,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	73,570
100,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	92,822
75,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	80,089
25,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	27,276
125,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	123,969
125,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	95,151
75,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	74,774
50,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	42,707
100,000		Enel Finance International NV, Co. Guarantee, 144A, 6.000%, 10/7/2039	105,348
190,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	156,128
25,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	19,424
125,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	107,525
120,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	102,081
93,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	92,256
70,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	69,948
235,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	216,258
75,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	77,409
80,000		NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	66,579
10,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	10,261
100,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	99,688
125,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	119,752
100,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	100,322
20,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	20,407
		TOTAL	2,130,752
		Utility - Natural Gas—0.1%
155,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	152,624
		TOTAL CORPORATE BONDS (IDENTIFIED COST $23,445,808)	22,891,170
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
		Commercial Mortgage—0.3%
$ 110,000		Bank 2022-BNK40, Class A4, 3.389%, 3/15/2064	$ 102,867
85,000		Bank, Class A4, 3.488%, 11/15/2050	83,047
200,000		Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	176,508
35,529		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	35,102
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	98,325
		TOTAL	495,849
		Federal Home Loan Mortgage Corporation—0.1%
181,340		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	172,794
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $725,110)	668,643
		FOREIGN GOVERNMENTS/AGENCY—0.1%
		Sovereign—0.1%
200,000		Mexico, Government of, 3.750%, 1/11/2028 (IDENTIFIED COST $199,213)	198,000
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
1,437		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,478
1,015		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,055
3,081		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,206
4,112		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,289
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,617)	10,028
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,363	[3]	Federal National Mortgage Association ARM, 6.594%, 9/1/2037 (IDENTIFIED COST $1,365)	1,420
		INVESTMENT COMPANIES—18.4%
117,411		Bank Loan Core Fund	1,006,210
189,166		Emerging Markets Core Fund	1,717,623
482,543		Federated Hermes High Income Bond Fund II, Class P	2,789,101
1,213		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,904
2,383,264		Mortgage Core Fund	20,210,080
783,892		Project and Trade Finance Core Fund	6,992,318
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $31,836,221)	32,727,236
		REPURCHASE AGREEMENT—1.6%
$2,902,000		Interest in $292,000,000 joint repurchase agreement 3.85%, dated 12/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $292,062,456 on 1/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2050 and the market value of those underlying securities was $297,903,705. (IDENTIFIED COST $2,902,000)	2,902,000
		TOTAL INVESTMENT IN SECURITIES—97.6% (IDENTIFIED COST $156,050,834)[4]	173,476,176
		OTHER ASSETS AND LIABILITIES - NET—2.4%[5]	4,267,178
		NET ASSETS—100%	$177,743,354
Annual Financial Statements and Additional Information

At December 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 E-Mini Long Futures	160	$55,140,000	March 2026	$208,274
United States Treasury Notes 2-Year Long Futures	92	$19,208,594	March 2026	$(10,274)
United States Treasury Notes 5-Year Long Futures	69	$7,542,023	March 2026	$(23,369)
United States Treasury Notes 10-Year Ultra Long Futures	22	$2,530,344	March 2026	$(16,206)
Short Futures:
United States Treasury Notes 10-Year Short Futures	320	$35,980,000	March 2026	$249,229
United States Treasury Ultra Bond Short Futures	16	$1,888,000	March 2026	$32,184
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$439,838
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended December 31, 2025, were as follows:
Affiliates	Value as of 12/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2025	Shares Held as of 12/31/2025	Dividend Income
Bank Loan Core Fund	$548,535	$1,017,925	$(551,843)	$3,791	$(12,198)	$1,006,210	117,411	$18,039
Emerging Markets Core Fund	$2,603,116	$174,141	$(1,135,000)	$(38,007)	$113,373	$1,717,623	189,166	$160,851
Federated Hermes High Income Bond Fund II, Class P	$3,250,926	$1,392,081	$(1,950,000)	$31,842	$64,252	$2,789,101	482,543	$167,081
Federated Hermes Short-Intermediate Govern- ment Fund, Institutional Shares	$11,237	$431	$—	$236	$—	$11,904	1,213	$467
Mortgage Core Fund	$27,825,913	$1,079,749	$(9,500,000)	$1,718,745	$(914,327)	$20,210,080	2,383,264	$1,079,866
Project and Trade Finance Core Fund	$6,022,842	$1,424,283	$(500,000)	$55,891	$(10,698)	$6,992,318	783,892	$425,296
TOTAL OF AFFILIATED TRANSACTIONS	$40,262,569	$5,088,610	$(13,636,843)	$1,772,498	$(759,598)	$32,727,236	3,957,489	$1,851,600

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	The cost of investments for federal tax purposes amounts to $157,789,593.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$71,139,387	$—	$1,008	$71,140,395
International	2,564,086	1,372,837	—	3,936,923
Debt Securities:
U.S. Treasuries	—	39,000,361	—	39,000,361
Corporate Bonds	—	22,891,170	—	22,891,170
Commercial Mortgage-Backed Securities	—	668,643	—	668,643
Foreign Governments/Agency	—	198,000	—	198,000
Mortgage-Backed Securities	—	10,028	—	10,028
Adjustable Rate Mortgage	—	1,420	—	1,420
Investment Companies	25,734,918	—	—	25,734,918
Other Investments[1]	—	—	—	6,992,318
Repurchase Agreement	—	2,902,000	—	2,902,000
TOTAL SECURITIES	$99,438,391	$67,044,459	$1,008	$173,476,176
Other Financial Instruments:[2]
Assets	$489,687	$—	$—	$489,687
Liabilities	(49,849)	—	—	(49,849)
TOTAL OTHER FINANCIAL INSTRUMENTS	$439,838	$—	$—	$439,838

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $6,992,318 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.19	$9.02	$8.46	$12.90	$11.09
Income From Investment Operations:
Net investment income (loss)[1]	0.24	0.25	0.20	0.16	0.19
Net realized and unrealized gain (loss)	0.43	1.13	0.52	(1.72)	1.83
Total From Investment Operations	0.67	1.38	0.72	(1.56)	2.02
Less Distributions:
Distributions from net investment income	(0.29)	(0.21)	(0.16)	(0.21)	(0.21)
Distributions from net realized gain	(0.18)	—	—	(2.67)	—
Total Distributions	(0.47)	(0.21)	(0.16)	(2.88)	(0.21)
Net Asset Value, End of Period	$10.39	$10.19	$9.02	$8.46	$12.90
Total Return[2]	6.93%	15.56%	8.68%	(13.75)%	18.51%
Ratios to Average Net Assets:
Net expenses[3]	0.95%	0.98%	0.95%	0.95%	0.93%
Net investment income	2.42%	2.55%	2.39%	1.72%	1.58%
Expense waiver/reimbursement[4]	0.14%	0.12%	0.13%	0.11%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$176,017	$185,398	$174,228	$173,194	$217,682
Portfolio turnover[5]	60%	69%	47%	51%	60%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.41	$9.20	$8.63	$12.90	$11.09
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.23	0.19	0.14	0.16
Net realized and unrealized gain (loss)	0.43	1.17	0.52	(1.74)	1.84
Total From Investment Operations	0.65	1.40	0.71	(1.60)	2.00
Less Distributions:
Distributions from net investment income	(0.27)	(0.19)	(0.14)	—	(0.19)
Distributions from net realized gain	(0.18)	—	—	(2.67)	—
Total Distributions	(0.45)	(0.19)	(0.14)	(2.67)	(0.19)
Net Asset Value, End of Period	$10.61	$10.41	$9.20	$8.63	$12.90
Total Return[2]	6.53%	15.41%	8.33%	(14.00)%	18.25%
Ratios to Average Net Assets:
Net expenses[3]	1.20%	1.23%	1.20%	1.20%	1.16%
Net investment income	2.17%	2.30%	2.14%	1.47%	1.38%
Expense waiver/reimbursement[4]	0.14%	0.12%	0.13%	0.11%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,726	$1,523	$1,581	$1,576	$1,949
Portfolio turnover[5]	60%	69%	47%	51%	60%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investment in securities, at value including $32,727,236 of investments in affiliated holdings* (identified cost $156,050,834, including $31,836,221 of identified cost in affiliated holdings)	$173,476,176
Cash	257
Due from broker (Note 2)	4,002,000
Income receivable	724,465
Income receivable from affiliated holdings	141,872
Receivable for investments sold	52,536
Receivable for shares sold	5,470
Total Assets	178,402,776
Liabilities:
Payable for investments purchased	199,454
Payable for shares redeemed	8,355
Payable for variation margin on futures contracts	331,118
Payable for investment adviser fee (Note 5)	2,804
Payable for administrative fee (Note 5)	721
Payable for auditing fees	33,185
Payable for insurance premiums	7,724
Payable for legal fees	12,313
Payable for portfolio accounting fees	37,701
Payable for distribution services fee (Note 5)	366
Accrued expenses (Note 5)	25,681
Total Liabilities	659,422
Net assets for 17,108,888 shares outstanding	$177,743,354
Net Assets Consist of:
Paid-in capital	$158,093,962
Total distributable earnings (loss)	19,649,392
Net Assets	$177,743,354
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$176,016,964 ÷ 16,946,245 shares outstanding, no par value, unlimited shares authorized	$10.39
Service Shares:
$1,726,390 ÷ 162,643 shares outstanding, no par value, unlimited shares authorized	$10.61

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2025

Investment Income:
Dividends (including $1,851,600 received from affiliated holdings* and net of foreign taxes withheld of $2,238)	$3,199,778
Interest	2,834,886
TOTAL INCOME	6,034,664
Expenses:
Investment adviser fee (Note 5)	1,342,209
Administrative fee (Note 5)	275,313
Custodian fees	63,463
Transfer agent fees	17,496
Directors’/Trustees’ fees (Note 5)	2,304
Auditing fees	41,482
Legal fees	13,624
Portfolio accounting fees	142,106
Distribution services fee (Note 5)	4,130
Printing and postage	39,917
Miscellaneous (Note 5)	28,624
TOTAL EXPENSES	1,970,668
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(257,636)
Net expenses	1,713,032
Net investment income	4,321,632
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments (including net realized loss of $(759,598) on sales of investments in affiliated holdings*)	6,009,778
Net realized loss on foreign currency transactions	(14,457)
Net realized loss on futures contracts	(9,291,338)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $1,772,498 on investments in affiliated holdings*)	7,191,951
Net change in unrealized depreciation of futures contracts	3,397,208
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	7,293,142
Change in net assets resulting from operations	$11,614,774

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended December 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,321,632	$4,697,998
Net realized gain (loss)	(3,296,017)	25,986,481
Net change in unrealized appreciation/depreciation	10,589,159	(4,052,981)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,614,774	26,631,498
Distributions to Shareholders:
Primary Shares	(8,402,350)	(4,066,627)
Service Shares	(72,878)	(32,143)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,475,228)	(4,098,770)
Share Transactions:
Proceeds from sale of shares	3,689,363	4,596,248
Net asset value of shares issued to shareholders in payment of distributions declared	8,475,223	4,098,768
Cost of shares redeemed	(24,481,688)	(20,116,208)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,317,102)	(11,421,192)
Change in net assets	(9,177,556)	11,111,536
Net Assets:
Beginning of period	186,920,910	175,809,374
End of period	$177,743,354	$186,920,910
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. The Co-Advisers each are registered as a “commodity pool operator” with respect to operation of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Co-Advisers, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Co-Advisers’ valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Co-Advisers’ valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Co-Advisers as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Co-Advisers are subject to the Trustees oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Co-Advisers’ fair value determinations.
The Co-Advisers acting through their Valuation Committee, are responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Co-Advisers and certain of the Co-Advisers’ affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Co-Advisers. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Co-Advisers’ fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Co-Advisers.
The Co-Advisers have also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Co-Advisers have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Co-Advisers. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver/reimbursement of $257,636 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Financial Statements and Additional Information

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $75,057,062 and $38,102,032, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments.
At December 31, 2025, the Fund had no outstanding written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $151,622 and $23,335, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Financial Statements and Additional Information

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Co-Advisers.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(231,564)*
Equity contracts	Payable for variation margin on futures contracts	(208,274)*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(439,838)

*
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$(197,644)	$—	$(197,644)
Equity contracts	(9,093,694)	(1,979,338)	(11,073,032)
TOTAL	$(9,291,338)	$(1,979,338)	$(11,270,676)

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$(305,692)	$—	$(305,692)
Equity contracts	3,702,900	(28,553)	3,674,347
TOTAL	$3,397,208	$(28,553)	$3,368,655

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2025		Year Ended 12/31/2024
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	344,280	$3,399,650	454,927	$4,347,303
Shares issued to shareholders in payment of distributions declared	868,012	8,402,351	436,802	4,066,627
Shares redeemed	(2,451,236)	(24,289,959)	(2,027,519)	(19,592,705)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,238,944)	$(12,487,958)	(1,135,790)	$(11,178,775)
	Year Ended 12/31/2025		Year Ended 12/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	28,153	$289,713	24,331	$248,945
Shares issued to shareholders in payment of distributions declared	7,353	72,872	3,373	32,141
Shares redeemed	(19,191)	(191,729)	(53,222)	(523,503)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	16,315	$170,856	(25,518)	$(242,417)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,222,629)	$(12,317,102)	(1,161,308)	$(11,421,192)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income[1]	$7,761,210	$4,098,770
Long-term capital gains	$714,018	$—

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of December 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$4,618,433
Net unrealized appreciation	$15,686,583
Capital loss carryforwards	$(655,624)
TOTAL	$19,649,392

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At December 31, 2025, the cost of investments for federal tax purposes was $157,789,593. The net unrealized appreciation of investments for federal tax purposes was $15,686,583. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $20,567,613 and unrealized depreciation from investments for those securities having an excess of cost over value of $4,881,030. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities, the deferral of losses on wash sales, mark-to-market on futures contracts, and straddle loss deferrals.
As of December 31, 2025, the Fund had a capital loss carryforward of $655,624 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$628,871	$26,753	$655,624
At December 31, 2025, for federal income tax purposes, the Fund had $11,437 in straddle loss deferrals.
Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2025, the Co-Advisers voluntarily waived $243,144 of their fee.
The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended December 31, 2025, the Co-Advisers reimbursed $14,492.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5. For the year ended December 31, 2025, the annualized fee paid to FAS was 0.154% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, proxy-related expenses and extraordinary expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.95% and 1.20% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the year ended December 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$4,130
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2025, FSC did not retain any fees paid by the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2025, were as follows:
Purchases	$80,984,113
Sales	$104,267,272
Annual Financial Statements and Additional Information

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2025, the Fund had no outstanding loans. During the year ended December 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the year ended December 31, 2025, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2025, 17.8% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended December 31, 2025, 17.4% qualify for the dividend received deduction available to corporate shareholders.
For the year ended December 31, 2025, 51.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
For the year ended December 31, 2025, the amount of long-term capital gains designated by the Fund was $714,018.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes Managed Volatility Fund II and the Board of Trustees of Federated Hermes Insurance Series:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Managed Volatility Fund II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agents of the underlying funds, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes’ investment companies investment companies since 2006.

Boston, Massachusetts
February 17, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Managed Volatility Fund II (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and each of Federated Investment Management Company and Federated Equity Management Company of Pennsylvania and they (each, an “Adviser” and together, the “Co-Advisers”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Co-Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Co-Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Co-Advisers’ profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of the Co-Advisers in addition to considering the
Annual Financial Statements and Additional Information

allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund’s strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. The Board considered the Co-Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Co-Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Co-Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Co-Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided by the Co-Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Co-Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes; explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Co-Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Co-Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Co-Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Co-Advisers from their relationships with the Fund was not unreasonable in relation to the services provided.
The Board considered that the Contract provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The Board further considered that the Contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May Meetings, the Board considered the fee allocation and the Co-Advisers’ analysis as to whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
Annual Financial Statements and Additional Information

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Managed Volatility Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
CUSIP 313916744
G00845-01 (2/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
December 31, 2025

Share Class	Primary	Service

Federated Hermes Quality Bond Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2025
Principal Amount or Shares		Value
	CORPORATE BONDS—95.4%
	Basic Industry - Chemicals—0.4%
$ 475,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 481,103
	Basic Industry - Metals & Mining—0.8%
335,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	320,887
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	185,030
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	207,042
340,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	357,082
	TOTAL	1,070,041
	Basic Industry - Paper—0.3%
380,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	392,405
	Capital Goods - Aerospace & Defense—2.7%
580,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	575,239
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	193,424
565,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	557,019
470,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	451,714
190,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	210,275
385,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	380,900
565,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	509,057
755,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	758,192
	TOTAL	3,635,820
	Capital Goods - Building Materials—0.9%
395,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	385,726
150,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	157,034
140,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	150,243
293,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	261,663
293,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	290,184
	TOTAL	1,244,850
	Capital Goods - Construction Machinery—0.9%
490,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	481,750
200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	206,453
560,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	558,399
	TOTAL	1,246,602
	Capital Goods - Diversified Manufacturing—1.4%
565,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	515,950
525,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	478,418
190,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	196,457
85,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	88,512
490,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	470,121
125,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	131,327
	TOTAL	1,880,785
	Capital Goods - Environmental—0.2%
240,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	248,544
	Communications - Cable & Satellite—1.2%
85,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	88,752
145,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	152,558
390,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	384,110
Annual Financial Statements and Additional Information
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$ 725,000		Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	$ 684,531
290,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 5/15/2032	297,154
		TOTAL	1,607,105
		Communications - Media & Entertainment—1.9%
335,000		AppLovin Corp., Sr. Unsecd. Note, 5.375%, 12/1/2031	347,857
230,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	236,406
215,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	214,706
245,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	237,761
250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	249,762
965,000		Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	989,670
295,000		Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	266,649
		TOTAL	2,542,811
		Communications - Telecom Wireless—2.5%
290,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	295,388
475,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	466,477
505,000		American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	505,261
225,000		American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	229,895
240,000		Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	243,788
240,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	242,117
850,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	836,032
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	484,861
		TOTAL	3,303,819
		Communications - Telecom Wirelines—2.6%
827,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	706,066
250,000		AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	247,010
245,000		AT&T, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2035	251,156
200,000		NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	199,701
190,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	193,677
190,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	191,843
240,000		Telefonica S.A., Co. Guarantee, 7.045%, 6/20/2036	267,913
755,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	664,912
385,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	351,715
165,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	158,100
245,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	243,015
		TOTAL	3,475,108
		Consumer Cyclical - Automotive—3.6%
225,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.400%, 9/5/2029	227,336
285,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	290,543
565,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 9/25/2029	580,389
240,000		Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	239,789
240,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	245,302
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	207,275
275,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	288,597
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	214,904
475,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	457,680
240,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	247,907
200,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	210,177
210,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.500%, 9/18/2030	210,099
640,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	656,953
Annual Financial Statements and Additional Information
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 680,000	Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	$ 671,279
	TOTAL	4,748,230
	Consumer Cyclical - Retailers—2.8%
995,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	914,166
445,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	421,876
250,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	252,616
230,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	231,042
240,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	249,039
260,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	252,118
475,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	487,167
305,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	267,733
115,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	114,855
545,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	483,024
90,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	93,101
	TOTAL	3,766,737
	Consumer Cyclical - Services—1.5%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	181,835
475,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	471,336
160,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	158,823
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	249,090
705,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	704,027
54,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	50,287
235,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	236,640
	TOTAL	2,052,038
	Consumer Non-Cyclical - Food/Beverage—4.4%
425,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	433,637
260,000	Campbells Co./The, Sr. Unsecd. Note, 4.550%, 3/21/2031	258,785
955,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	905,992
705,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	715,253
360,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	358,373
265,000	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	266,271
730,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	722,311
835,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	833,264
490,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	503,815
295,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	261,624
500,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	460,848
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	59,815
150,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	155,128
	TOTAL	5,935,116
	Consumer Non-Cyclical - Health Care—2.2%
490,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	489,519
240,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	239,097
500,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	501,774
485,000	CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	508,412
225,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	213,556
285,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	307,160
85,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	84,139
475,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	494,545
113,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	117,058
	TOTAL	2,955,260
Annual Financial Statements and Additional Information
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—3.5%
$ 428,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	$ 428,095
250,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	242,510
67,000		AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	61,078
485,000		AbbVie, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2034	498,590
940,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	976,110
225,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	206,827
395,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	406,496
147,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	138,834
400,000		Pfizer, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2032	401,036
635,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	566,875
425,000	[1]	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	409,646
290,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	287,302
		TOTAL	4,623,399
		Consumer Non-Cyclical - Products—0.1%
195,000		Kenvue, Inc., Sr. Unsecd. Note, 5.000%, 3/22/2030	201,174
		Consumer Non-Cyclical - Supermarkets—0.5%
575,000		Kroger Co., Bond, 6.900%, 4/15/2038	662,587
		Consumer Non-Cyclical - Tobacco—1.7%
285,000		BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	302,663
285,000		BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	333,667
300,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.250%, 10/29/2032	295,334
290,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.750%, 11/1/2031	296,262
485,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	501,517
135,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	142,003
345,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	362,081
		TOTAL	2,233,527
		Energy - Independent—1.7%
210,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	203,602
190,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	195,652
285,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	291,913
150,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	161,697
660,000		Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	663,039
190,000		Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	195,660
550,000		Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	583,695
		TOTAL	2,295,258
		Energy - Integrated—1.0%
485,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	494,527
285,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	253,406
85,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	84,928
415,000		CNPC Hong Kong Overseas Capital Ltd., Co. Guarantee, 144A, 5.950%, 4/28/2041	457,111
		TOTAL	1,289,972
		Energy - Midstream—4.1%
250,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	236,684
300,000		Enbridge, Inc., Sr. Unsecd. Note, 5.200%, 11/20/2035	303,170
290,000		Enbridge, Inc., Sr. Unsecd. Note, 5.550%, 6/20/2035	300,171
285,000		Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	277,465
100,000		Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	102,914
375,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	375,315
390,000		MPLX LP, Sr. Unsecd. Note, 5.000%, 1/15/2033	392,222
600,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	548,349
Annual Financial Statements and Additional Information
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 330,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	$ 329,834
335,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	354,805
120,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	128,705
475,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	461,647
135,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	129,299
380,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	407,028
260,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	273,796
565,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	562,947
265,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	269,674
	TOTAL	5,454,025
	Energy - Refining—0.4%
320,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	352,702
205,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	234,838
	TOTAL	587,540
	Financial Institution - Banking—22.5%
400,000	American Express Co., Sr. Unsecd. Note, 4.804%, 10/24/2036	395,128
155,000	American Express Co., Sr. Unsecd. Note, 5.085%, 1/30/2031	159,841
60,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	62,365
285,000	Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	281,403
1,850,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,724,478
580,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	577,626
500,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	521,029
475,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	470,791
475,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	477,271
450,000	Capital One Financial Co., Sr. Unsecd. Note, 4.493%, 9/11/2031	449,436
475,000	Citigroup, Inc., 4.125%, 7/25/2028	475,253
1,325,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,228,161
475,000	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	474,770
270,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	272,642
220,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	230,518
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	83,803
142,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	148,135
250,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	274,992
285,000	Comerica, Inc., 3.800%, 7/22/2026	284,078
150,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	156,509
425,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	415,589
132,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	134,167
250,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	245,742
250,000	FNB Corp. (PA), 5.722%, 12/11/2030	255,371
190,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	189,040
715,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	635,853
240,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	236,336
660,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	657,886
475,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	476,395
400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.369%, 10/21/2031	399,132
385,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	399,804
245,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	260,566
230,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	214,752
210,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	220,473
940,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	848,592
Annual Financial Statements and Additional Information
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 940,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	$ 859,552
475,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	479,992
240,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	247,689
155,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	160,699
390,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.572%, 4/22/2036	409,326
375,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	407,454
385,000		M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	387,334
240,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	241,606
300,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	304,954
940,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	937,772
225,000		Morgan Stanley, Sr. Unsecd. Note, 4.892%, 10/22/2036	223,094
475,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	489,189
185,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	192,371
110,000		Morgan Stanley, Sr. Unsecd. Note, 5.587%, 1/18/2036	114,990
195,000		Morgan Stanley, Sr. Unsecd. Note, 5.664%, 4/17/2036	204,808
475,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	422,199
155,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	145,444
475,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	470,774
475,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	486,175
195,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.373%, 7/21/2036	200,640
190,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	197,105
175,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	184,574
335,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	345,498
65,000		State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	64,708
1,130,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,154,670
155,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	161,134
475,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	455,299
315,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.071%, 5/20/2031	323,685
380,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	387,290
190,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	205,004
285,000		U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	295,232
240,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	256,188
1,180,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,159,322
265,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	263,114
300,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 4.892%, 9/15/2036	299,177
225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	234,168
240,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	248,722
707,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	691,015
1,425,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,331,441
		TOTAL	29,981,335
		Financial Institution - Broker/Asset Mgr/Exchange—1.1%
475,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	421,683
190,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	197,849
235,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	235,277
560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.900%, 9/11/2035	557,012
		TOTAL	1,411,821
		Financial Institution - Finance Companies—2.3%
195,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	189,103
475,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	438,712
525,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	529,575
Annual Financial Statements and Additional Information
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—continued
$ 665,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	$ 655,282
525,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	519,403
130,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	133,729
195,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	197,151
175,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	184,922
240,000	Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	240,212
	TOTAL	3,088,089
	Financial Institution - Insurance - Health—1.1%
610,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	571,646
300,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.600%, 9/15/2032	299,954
190,000	The Cigna Group, Sr. Unsecd. Note, 4.375%, 10/15/2028	191,764
390,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	400,890
	TOTAL	1,464,254
	Financial Institution - Insurance - Life—1.6%
340,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	335,695
485,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	498,034
340,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	355,509
755,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	720,609
165,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	218,320
	TOTAL	2,128,167
	Financial Institution - Insurance - P&C—0.8%
285,000	Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	297,315
240,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	237,870
95,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	94,131
285,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	381,667
	TOTAL	1,010,983
	Financial Institution - REIT - Apartment—1.1%
300,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 4.350%, 12/1/2030	300,782
375,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	372,337
110,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	103,952
305,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	267,663
475,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	472,184
	TOTAL	1,516,918
	Financial Institution - REIT - Healthcare—1.3%
420,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	368,925
670,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	671,270
195,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	199,090
355,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	330,427
235,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	225,515
	TOTAL	1,795,227
	Financial Institution - REIT - Office—0.5%
240,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	243,334
80,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	75,083
120,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	103,255
245,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	271,006
	TOTAL	692,678
	Financial Institution - REIT - Other—1.1%
75,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 4.250%, 12/15/2028	75,091
365,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	378,142
305,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	308,295
Annual Financial Statements and Additional Information
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—continued
$ 260,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	$ 234,772
195,000		WP Carey, Inc., Sr. Unsecd. Note, 4.650%, 7/15/2030	196,448
240,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	248,449
		TOTAL	1,441,197
		Financial Institution - REIT - Retail—1.2%
685,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	658,358
240,000	[1]	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	225,060
380,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	372,944
285,000		Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	293,141
		TOTAL	1,549,503
		Sovereign—0.4%
510,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	530,703
		Technology—8.6%
285,000		Accenture Capital, Inc., Sr. Unsecd. Note, 4.050%, 10/4/2029	286,177
180,000		Alphabet, Inc., Sr. Unsecd. Note, 4.700%, 11/15/2035	180,115
120,000	[1]	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	110,488
160,000		Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	164,474
630,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	631,936
375,000		Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	389,235
240,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	239,056
130,000		Broadcom, Inc., Sr. Unsecd. Note, Series WI, 3.419%, 4/15/2033	120,374
240,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	236,894
205,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	207,038
220,000		Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	219,589
240,000		Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	221,403
475,000		Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	473,985
215,000		Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	220,261
285,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	279,141
88,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	81,722
283,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	253,812
300,000		Global Payments, Inc., Sr. Unsecd. Note, 5.200%, 11/15/2032	300,356
65,000		Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	64,631
400,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	398,896
190,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	191,982
190,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	188,397
375,000		Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	383,528
100,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	95,896
230,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	232,282
295,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	295,185
190,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	193,960
90,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	91,866
540,000		Oracle Corp., Sr. Unsecd. Note, 2.300%, 3/25/2028	515,051
220,000		Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	229,767
405,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	366,970
825,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	823,688
290,000		Roper Technologies, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2035	292,317
760,000		S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	700,814
380,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	409,328
520,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	473,622
565,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	564,182
Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 65,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.500%, 8/15/2030	$ 65,521
250,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	246,371
	TOTAL	11,440,310
	Transportation - Railroads—0.7%
475,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	427,495
475,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	466,736
	TOTAL	894,231
	Transportation - Services—1.5%
380,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	389,742
195,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	205,640
295,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	266,022
525,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	540,131
285,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	293,359
350,000	Ryder System, Inc., Sr. Unsecd. Note, 4.300%, 12/1/2030	348,611
	TOTAL	2,043,505
	Utility - Electric—5.7%
240,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	239,196
400,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	370,182
380,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	352,767
380,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	362,045
200,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	206,716
380,000	EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	397,398
600,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	594,668
240,000	Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	245,302
475,000	Exelon Corp., Sr. Unsecd. Note, Series WI, 2.750%, 3/15/2027	468,070
230,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	228,159
475,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	491,730
250,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	252,834
565,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	582,581
475,000	NiSource, Inc., Sr. Unsecd. Note, 3.490%, 5/15/2027	472,221
45,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	46,175
235,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	225,134
240,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	234,569
700,000	Southern Power Co., Sr. Unsecd. Note, Series B, 4.900%, 10/1/2035	692,884
283,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	282,637
755,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	672,671
150,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	142,524
	TOTAL	7,560,463
	Utility - Natural Gas—0.4%
475,000	Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	469,394
	Utility - Natural Gas Distributor—0.2%
240,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	243,991
	TOTAL CORPORATE BONDS (IDENTIFIED COST $127,409,462)	127,196,625
	U.S. TREASURIES—1.0%
	U.S. Treasury Notes—1.0%
850,000	United States Treasury Note, 3.875%, 4/30/2030	856,641
500,000	United States Treasury Note, 4.625%, 2/15/2035	519,297
	TOTAL U.S. TREASURIES (IDENTIFIED COST $1,360,628)	1,375,938
Annual Financial Statements and Additional Information
9

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
$ 157	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	$ 165
	Government National Mortgage Association—0.0%
296	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	306
473	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	487
611	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	632
991	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	1,025
958	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	985
221	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	229
812	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	843
3,081	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,206
2,455	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	2,561
5,488	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	5,737
	TOTAL	16,011
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,544)	16,176
	REPURCHASE AGREEMENT—2.5%
3,371,000	Interest in $292,000,000 joint repurchase agreement 3.85%, dated 12/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $292,062,456 on 1/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2050 and the market value of those underlying securities was $297,903,705. (IDENTIFIED COST $3,371,000)	3,371,000
	INVESTMENT COMPANY—0.7%
850,558	Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[2] (IDENTIFIED COST $850,558)	850,558
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $133,007,192)[3]	132,810,297
	OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	507,838
	NET ASSETS—100%	$133,318,135
At December 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	12	$1,349,250	March 2026	$(8,371)
United States Treasury Notes 10-Year Ultra Long Futures	27	$3,105,422	March 2026	$(19,889)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(28,260)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Financial Statements and Additional Information
10

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2024	$1,944,103
Purchases at Cost	$19,517,160
Proceeds from Sales	$(20,610,705)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2025	$850,558
Shares Held as of 12/31/2025	850,558
Dividend Income	$53,966

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $133,007,226.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$127,196,625	$—	$127,196,625
U.S. Treasuries	—	1,375,938	—	1,375,938
Mortgage-Backed Securities	—	16,176	—	16,176
Investment Company	850,558	—	—	850,558
Repurchase Agreement	—	3,371,000	—	3,371,000
TOTAL SECURITIES	$850,558	$131,959,739	$—	$132,810,297
Other Financial Instruments:[1]
Liabilities	$(28,260)	$—	$—	$(28,260)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.22	$10.14	$9.81	$11.26	$11.82
Income From Investment Operations:
Net investment income (loss)[1]	0.35	0.32	0.29	0.25	0.25
Net realized and unrealized gain (loss)	0.36	0.06	0.30	(1.27)	(0.42)
Total From Investment Operations	0.71	0.38	0.59	(1.02)	(0.17)
Less Distributions:
Distributions from net investment income	(0.35)	(0.30)	(0.26)	(0.27)	(0.29)
Distributions from net realized gain	—	—	—	(0.16)	(0.10)
Total Distributions	(0.35)	(0.30)	(0.26)	(0.43)	(0.39)
Net Asset Value, End of Period	$10.58	$10.22	$10.14	$9.81	$11.26
Total Return[2]	7.08%	3.89%	6.14%	(9.28)%	(1.40)%
Ratios to Average Net Assets:
Net expenses[3]	0.74%	0.77%	0.74%	0.74%	0.74%
Net investment income	3.42%	3.19%	2.94%	2.44%	2.17%
Expense waiver/reimbursement[4]	0.10%	0.08%	0.08%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$122,038	$126,866	$132,027	$134,757	$162,034
Portfolio turnover[5]	19%	21%	15%	15%	27%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.20	$10.12	$9.79	$11.23	$11.79
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.30	0.26	0.22	0.22
Net realized and unrealized gain (loss)	0.35	0.06	0.30	(1.26)	(0.42)
Total From Investment Operations	0.68	0.36	0.56	(1.04)	(0.20)
Less Distributions:
Distributions from net investment income	(0.32)	(0.28)	(0.23)	(0.24)	(0.26)
Distributions from net realized gain	—	—	—	(0.16)	(0.10)
Total Distributions	(0.32)	(0.28)	(0.23)	(0.40)	(0.36)
Net Asset Value, End of Period	$10.56	$10.20	$10.12	$9.79	$11.23
Total Return[2]	6.82%	3.62%	5.85%	(9.46)%	(1.66)%
Ratios to Average Net Assets:
Net expenses[3]	0.99%	1.02%	0.99%	0.99%	0.99%
Net investment income	3.17%	2.94%	2.69%	2.19%	1.92%
Expense waiver/reimbursement[4]	0.10%	0.08%	0.08%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,280	$11,669	$12,468	$12,873	$16,287
Portfolio turnover[5]	19%	21%	15%	15%	27%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investment in securities, at value including $830,535 of securities loaned and $850,558 of investments in affiliated holdings* (identified cost $133,007,192, including $850,558 of identified cost in affiliated holdings)	$132,810,297
Cash	820
Due from broker (Note 2)	91,350
Income receivable	1,395,123
Receivable for shares sold	40,771
Total Assets	134,338,361
Liabilities:
Payable for shares redeemed	86,123
Payable for variation margin on futures contracts	7,451
Payable for collateral due to broker for securities lending (Note 2)	850,558
Payable for investment adviser fee (Note 5)	1,849
Payable for administrative fee (Note 5)	282
Payable for auditing fees	25,804
Payable for custodian fees	3,648
Payable for distribution services fee (Note 5)	2,434
Accrued expenses (Note 5)	42,077
Total Liabilities	1,020,226
Net assets for 12,607,399 shares outstanding	$133,318,135
Net Assets Consist of:
Paid-in capital	$132,158,791
Total distributable earnings (loss)	1,159,344
Net Assets	$133,318,135
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$122,038,343 ÷ 11,538,749 shares outstanding, no par value, unlimited shares authorized	$10.58
Service Shares:
$11,279,792 ÷ 1,068,650 shares outstanding, no par value, unlimited shares authorized	$10.56

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Operations
Year Ended December 31, 2025

Investment Income:
Interest	$5,613,136
Net income on securities loaned (includes $53,966 earned from affiliated holdings related to cash collateral balances) (Note 2)	7,838
TOTAL INCOME	5,620,974
Expenses:
Investment adviser fee (Note 5)	809,751
Administrative fee (Note 5)	110,880
Custodian fees	11,034
Transfer agent fees	13,411
Directors’/Trustees’ fees (Note 5)	2,067
Auditing fees	32,255
Legal fees	13,348
Portfolio accounting fees	86,267
Distribution services fee (Note 5)	28,796
Printing and postage	35,359
Miscellaneous (Note 5)	22,437
TOTAL EXPENSES	1,165,605
Waiver of investment adviser fee (Note 5)	(131,503)
Net expenses	1,034,102
Net investment income	4,586,872
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(381,806)
Net realized gain on futures contracts	88,994
Net change in unrealized depreciation of investments	4,840,217
Net change in unrealized depreciation of futures contracts	46,192
Net realized and unrealized gain (loss) on investments and futures contracts	4,593,597
Change in net assets resulting from operations	$9,180,469
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Statement of Changes in Net Assets

Year Ended December 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,586,872	$4,524,593
Net realized gain (loss)	(292,812)	(637,395)
Net change in unrealized appreciation/depreciation	4,886,409	1,423,404
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,180,469	5,310,602
Distributions to Shareholders:
Primary Shares	(4,166,601)	(3,912,193)
Service Shares	(357,626)	(328,726)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,524,227)	(4,240,919)
Share Transactions:
Proceeds from sale of shares	6,008,744	8,976,954
Net asset value of shares issued to shareholders in payment of distributions declared	4,524,224	4,240,916
Cost of shares redeemed	(20,406,132)	(20,247,294)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,873,164)	(7,029,424)
Change in net assets	(5,216,922)	(5,959,741)
Net Assets:
Beginning of period	138,535,057	144,494,798
End of period	$133,318,135	$138,535,057
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
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The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $131,503 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended December 31, 2025, the Fund’s Primary Shares and Service Shares did not incur other service fees; however, each may begin to incur this fee upon approval of the Trustees.
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $5,475,571. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of December 31, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$830,535	$850,558
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$28,260*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$88,994

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$46,192
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2025		Year Ended 12/31/2024
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	513,855	$5,319,176	813,993	$8,245,201
Shares issued to shareholders in payment of distributions declared	413,764	4,166,601	397,580	3,912,193
Shares redeemed	(1,804,982)	(18,567,351)	(1,811,540)	(18,305,295)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(877,363)	$(9,081,574)	(599,967)	$(6,147,901)
	Year Ended 12/31/2025		Year Ended 12/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	66,760	$689,568	72,346	$731,753
Shares issued to shareholders in payment of distributions declared	35,514	357,623	33,407	328,723
Shares redeemed	(178,022)	(1,838,781)	(193,178)	(1,941,999)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(75,748)	$(791,590)	(87,425)	$(881,523)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(953,111)	$(9,873,164)	(687,392)	$(7,029,424)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$4,524,227	$4,240,919
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As of December 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,586,558
Net unrealized depreciation	$(196,929)
Capital loss carryforwards	$(3,230,285)
TOTAL	$1,159,344
At December 31, 2025, the cost of investments for federal tax purposes was $133,007,226. The net unrealized depreciation of investments for federal tax purposes was $196,929. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,894,685 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,091,614. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for deferral of losses on wash sales and mark-to-market of futures contracts.
As of December 31, 2025, the Fund had a capital loss carryforward of $3,230,285 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$149,283	$3,081,002	$3,230,285
The Fund used capital loss carryforwards of $122,501 to offset capital gains realized during the year ended December 31, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2025, the Adviser voluntarily waived $131,503 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2025, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$28,796
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2025, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2025, were as follows:
Purchases	$20,595,280
Sales	$34,222,632
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2025, the Fund had no outstanding loans. During the year ended December 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the year ended December 31, 2025, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
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the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2025, 99.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
23

Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes Quality Bond Fund II and the Board of Trustees of Federated Hermes Insurance Series:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Quality Bond Fund II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent of the underlying fund, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 17, 2026
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Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Insurance Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	139,361,429.008	3,866,280.559	0	N/A
Thomas R. Donahue	139,344,114.425	3,883,595.142	0	N/A
John G. Carson	138,967,757.649	4,259,951.918	0	N/A
G. Thomas Hough	139,026,471.524	4,201,238.043	0	N/A
Karen L. Larrimer	139,433,137.343	3,794,572.224	0	N/A
Max F. Miller	139,235,231.029	3,992,478.538	0	N/A
Frank J. Nasta	139,362,952.280	3,864,757.287	0	N/A
Thomas M. O’Neill	139,014,405.845	4,213,303.722	0	N/A
Madelyn A. Reilly	139,382,797.166	3,844,912.401	0	N/A
John S. Walsh	139,312,383.263	3,915,326.304	0	N/A
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Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Quality Bond Fund II (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
26

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
27

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information
28

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Annual Financial Statements and Additional Information
29

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
30

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Quality Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G00433-14 (2/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
December 31, 2025

Federated Hermes Fund for U.S. Government Securities II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2025
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—64.7%
	Federal Home Loan Mortgage Corporation—16.2%
$3,491,402	2.000%, 1/1/2052	$ 2,847,958
1,500,684	2.000%, 1/1/2052	1,238,186
1,102,706	2.500%, 9/1/2050	946,420
1,020,559	2.500%, 1/1/2052	878,786
322,715	3.500%, 6/1/2052	302,805
1,144,725	3.500%, 7/1/2052	1,070,164
42,558	4.000%, 12/1/2047	41,069
505,420	4.000%, 9/1/2052	482,049
798,987	4.500%, 11/1/2037	802,484
113,657	5.000%, 1/1/2034	115,632
28,262	5.000%, 5/1/2034	28,743
27,506	5.000%, 4/1/2036	28,034
10,566	5.000%, 5/1/2036	10,768
6,187	5.000%, 6/1/2036	6,306
29,839	5.000%, 6/1/2040	30,424
187,744	5.500%, 5/1/2034	194,133
9,579	5.500%, 12/1/2035	9,920
49,816	5.500%, 2/1/2036	51,676
38,886	5.500%, 5/1/2036	40,301
2,633	5.500%, 5/1/2036	2,729
3,731	5.500%, 5/1/2036	3,871
2,516	5.500%, 6/1/2036	2,609
507	5.500%, 6/1/2036	526
30,647	5.500%, 11/1/2037	31,774
53,916	5.500%, 1/1/2038	55,920
214,220	5.500%, 5/1/2038	220,514
486,604	5.500%, 8/1/2055	493,545
994,890	5.500%, 12/1/2055	1,009,780
1,765	6.000%, 1/1/2032	1,836
6,140	6.000%, 2/1/2032	6,360
35,262	6.000%, 4/1/2036	37,000
4,462	6.000%, 5/1/2036	4,684
113,433	6.000%, 6/1/2037	119,894
4,938	6.000%, 7/1/2037	5,216
1,253	6.500%, 3/1/2029	1,301
937	6.500%, 6/1/2029	973
438	6.500%, 7/1/2029	455
140	6.500%, 9/1/2029	145
447	7.000%, 12/1/2029	470
92	7.000%, 6/1/2030	97
69	7.000%, 11/1/2030	72
111,579	7.000%, 4/1/2032	118,306
3,105	7.500%, 1/1/2031	3,280
627	8.500%, 5/1/2030	659
	TOTAL	11,247,874
	Federal National Mortgage Association—28.6%
1,843,946	2.000%, 7/1/2050	1,506,423
736,338	2.000%, 2/1/2052	602,476
1,636,018	2.000%, 2/1/2052	1,333,487
646,393	2.000%, 2/1/2052	529,488
319,845	2.500%, 9/1/2036	303,358
Annual Financial Statements and Additional Information
1

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,051,481	2.500%, 9/1/2050	$ 897,855
497,005	2.500%, 10/1/2051	425,788
714,652	2.500%, 1/1/2052	609,792
575,885	2.500%, 2/1/2052	489,406
608,660	2.500%, 3/1/2052	515,738
26,727	3.000%, 2/1/2047	24,432
489,896	3.000%, 2/1/2048	436,502
704,174	3.000%, 5/1/2051	623,685
1,247,131	3.000%, 2/1/2052	1,110,427
922,630	3.000%, 6/1/2052	826,975
510,330	3.000%, 6/1/2052	451,871
582,753	3.000%, 6/1/2052	520,878
1,030,551	3.500%, 8/1/2037	1,005,602
1,048,830	3.500%, 9/1/2037	1,023,111
272,909	3.500%, 12/1/2047	256,754
690,849	3.500%, 1/1/2048	644,340
539,958	3.500%, 6/1/2052	503,775
103,693	4.500%, 10/1/2041	103,788
710,122	4.500%, 2/1/2053	699,766
89,799	5.000%, 7/1/2034	91,369
10,849	5.000%, 11/1/2035	11,055
1,835,153	5.000%, 6/1/2053	1,838,702
491,941	5.000%, 5/1/2055	490,894
737,648	5.000%, 8/1/2055	736,078
249,509	5.000%, 12/1/2055	248,978
51,434	5.500%, 9/1/2034	53,285
11,174	5.500%, 1/1/2036	11,597
25,541	5.500%, 4/1/2036	26,485
764,103	5.500%, 6/1/2053	777,867
490	6.000%, 7/1/2029	503
592	6.000%, 5/1/2031	612
4,198	6.000%, 5/1/2036	4,416
46,397	6.000%, 7/1/2036	48,823
1,267	6.000%, 7/1/2036	1,336
18,703	6.000%, 9/1/2037	19,749
16,939	6.000%, 11/1/2037	17,923
10,381	6.000%, 12/1/2037	10,845
815	6.500%, 6/1/2029	846
50	6.500%, 7/1/2029	52
84	6.500%, 7/1/2029	87
769	6.500%, 7/1/2029	799
73	6.500%, 7/1/2029	76
2,078	6.500%, 9/1/2030	2,158
9,432	6.500%, 6/1/2031	9,821
7,666	6.500%, 4/1/2032	8,034
444	7.000%, 10/1/2029	467
6,219	7.000%, 10/1/2029	6,536
2,383	7.000%, 11/1/2030	2,505
54,328	7.000%, 4/1/2032	57,549
180	7.500%, 8/1/2028	186
59	7.500%, 9/1/2028	61
1,848	7.500%, 2/1/2030	1,939
927	8.000%, 7/1/2030	974
	TOTAL	19,928,324
Annual Financial Statements and Additional Information
2

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—19.9%
$1,544,364	2.000%, 6/20/2052	$ 1,279,828
2,195,462	2.500%, 6/20/2051	1,894,464
967,764	3.000%, 7/20/2051	870,887
839,224	3.500%, 1/20/2048	771,040
402,899	3.500%, 5/20/2052	370,165
801,101	4.000%, 10/20/2052	763,442
819,304	4.000%, 12/20/2052	780,279
149,274	4.500%, 6/20/2039	149,466
122,972	4.500%, 10/15/2039	123,179
171,583	4.500%, 8/20/2040	171,695
775,260	4.500%, 10/20/2052	761,023
84,432	5.000%, 7/15/2034	85,889
735,322	5.000%, 9/20/2052	739,319
665,570	5.500%, 10/20/2052	677,708
1,087,865	5.500%, 9/20/2053	1,104,559
1,717,205	5.500%, 4/20/2055	1,733,494
3,719	6.000%, 4/15/2032	3,812
14,466	6.000%, 5/15/2032	15,062
50,821	6.000%, 5/15/2036	53,230
12,224	6.000%, 7/20/2036	12,808
12,465	6.000%, 5/20/2037	13,068
75,996	6.000%, 7/20/2038	79,819
667,668	6.000%, 10/20/2052	686,399
597,784	6.000%, 10/20/2053	613,668
136	6.500%, 6/15/2029	141
1,413	6.500%, 7/20/2031	1,470
1,194	6.500%, 8/20/2031	1,240
14,332	6.500%, 10/15/2031	15,007
14,135	6.500%, 12/15/2031	14,779
1,154	6.500%, 4/15/2032	1,211
9,129	6.500%, 5/15/2032	9,578
80,339	6.500%, 5/15/2032	84,371
184	7.500%, 10/15/2029	190
1,018	7.500%, 3/20/2030	1,056
529	8.000%, 4/15/2030	546
	TOTAL	13,883,892
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $44,538,056)	45,060,090
	U.S. TREASURIES—13.6%
	U.S. Treasury Bonds—7.9%
300,000	2.875%, 11/15/2046	221,749
1,200,000	3.375%, 11/15/2048	950,622
1,850,000	3.625%, 2/15/2044	1,590,703
300,000	4.000%, 11/15/2052	260,657
1,600,000	4.500%, 2/15/2036	1,650,750
850,000	4.625%, 2/15/2055	820,473
	TOTAL	5,494,954
	U.S. Treasury Notes—5.7%
1,000,000	3.500%, 1/31/2028	1,000,067
1,750,000	3.750%, 4/15/2028	1,759,106
500,000	4.250%, 11/15/2034	505,547
700,000	4.625%, 2/15/2035	727,016
	TOTAL	3,991,736
	TOTAL U.S. TREASURIES (IDENTIFIED COST $9,643,873)	9,486,690
Annual Financial Statements and Additional Information
3

Principal Amount			Value
		GOVERNMENT AGENCIES—10.8%
		Federal Home Loan Bank System—9.4%
$1,000,000		3.500%, 10/4/2027	$ 998,594
2,000,000		4.000%, 10/9/2026	2,005,790
1,500,000		4.000%, 3/10/2027	1,508,274
2,000,000		4.125%, 9/14/2029	2,032,178
		TOTAL	6,544,836
		Government Agency—1.4%
1,000,000		Tennessee Valley Authority Notes, 3.875%, 8/1/2030	1,004,401
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,509,217)	7,549,237
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.9%
		Agency Commercial Mortgage-Backed Securities—4.9%
457,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	442,647
900,000		FHLMC REMIC, Series K512, Class A2, 5.000%, 11/25/2028	923,873
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	976,219
1,000,000		FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	1,035,566
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,243,274)	3,378,305
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.9%
		Government National Mortgage Association—0.4%
315,445		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	305,213
		Non-Agency Mortgage—2.5%
452,220		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	412,085
925,103	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 4.721% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	873,598
415,705		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/26/2053	422,655
		TOTAL	1,708,338
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,055,319)	2,013,551
		ASSET-BACKED SECURITIES—1.0%
		Single Family Rental Security—0.6%
409,212		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	410,409
		Student Loans—0.4%
90,832		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	86,363
192,503		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	180,916
		TOTAL	267,279
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $692,596)	677,688
		REPURCHASE AGREEMENT—1.4%
952,000		Interest in $292,000,000 joint repurchase agreement 3.85%, dated 12/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $292,062,456 on 1/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2050 and the market value of those underlying securities was $297,903,705. (IDENTIFIED COST $952,000)	952,000
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $68,634,335)[2]	69,117,561
		OTHER ASSETS AND LIABILITIES - NET—0.7%[3]	494,073
		NET ASSETS—100%	$69,611,634
At December 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	13	$2,714,258	March 2026	$(1,642)
United States Treasury Notes 5-Year Long Futures	7	$765,133	March 2026	$(2,423)
United States Treasury Notes 10-Year Long Futures	11	$1,236,812	March 2026	$(7,673)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(11,738)
Annual Financial Statements and Additional Information
4

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	The cost of investments for federal tax purposes amounts to $68,634,787.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$45,060,090	$—	$45,060,090
U.S. Treasuries	—	9,486,690	—	9,486,690
Government Agencies	—	7,549,237	—	7,549,237
Commercial Mortgage-Backed Securities	—	3,378,305	—	3,378,305
Collateralized Mortgage Obligations	—	2,013,551	—	2,013,551
Asset-Backed Securities	—	677,688	—	677,688
Repurchase Agreement	—	952,000	—	952,000
TOTAL SECURITIES	$—	$69,117,561	$—	$69,117,561
Other Financial Instruments:[1]
Liabilities	$(11,738)	$—	$—	$(11,738)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.07	$9.35	$9.20	$10.71	$11.16
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.33	0.30	0.21	0.15
Net realized and unrealized gain (loss)	0.27	(0.28)	0.08	(1.54)	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	0.60	0.05	0.38	(1.33)	(0.23)
Less Distributions:
Distributions from net investment income	(0.36)	(0.33)	(0.23)	(0.18)	(0.22)
Net Asset Value, End of Period	$9.31	$9.07	$9.35	$9.20	$10.71
Total Return[2]	6.80%	0.58%	4.19%	(12.55)%	(2.04)%
Ratios to Average Net Assets:
Net expenses[3]	0.78%	0.80%	0.78%	0.78%	0.78%
Net investment income	3.67%	3.64%	3.29%	2.12%	1.34%
Expense waiver/reimbursement[4]	0.24%	0.17%	0.14%	0.13%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$69,612	$70,744	$84,042	$91,840	$114,594
Portfolio turnover[5]	57%	22%	74%	122%	166%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[5]	25%	13%	65%	96%	31%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investment in securities, at value (identified cost $68,634,335)	$69,117,561
Due from broker (Note 2)	44,975
Income receivable	416,433
Receivable for shares sold	143,129
Total Assets	69,722,098
Liabilities:
Payable for shares redeemed	3,233
Payable to bank	49,363
Payable for variation margin on futures contracts	3,966
Payable for investment adviser fee (Note 5)	681
Payable for administrative fee (Note 5)	147
Payable for legal fees	13,239
Payable for portfolio accounting fees	28,171
Payable for printing and postage	7,273
Accrued expenses (Note 5)	4,391
Total Liabilities	110,464
Net assets for 7,474,952 shares outstanding	$69,611,634
Net Assets Consist of:
Paid-in capital	$80,216,500
Total distributable earnings (loss)	(10,604,866)
Net Assets	$69,611,634
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$69,611,634 ÷ 7,474,952 shares outstanding, no par value, unlimited shares authorized	$9.31
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Operations
Year Ended December 31, 2025

Investment Income:
Interest	$3,134,341
Expenses:
Investment adviser fee (Note 5)	422,067
Administrative fee (Note 5)	57,424
Custodian fees	17,145
Transfer agent fees	8,544
Directors’/Trustees’ fees (Note 5)	1,714
Auditing fees	30,098
Legal fees	13,348
Portfolio accounting fees	112,846
Printing and postage	37,688
Miscellaneous (Note 5)	20,128
TOTAL EXPENSES	721,002
Waiver of investment adviser fee (Note 5)	(168,868)
Net expenses	552,134
Net investment income	2,582,207
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(828,692)
Net realized gain on futures contracts	46,021
Net change in unrealized depreciation of investments	2,893,378
Net change in unrealized appreciation of futures contracts	(43,577)
Net realized and unrealized gain (loss) on investments and futures contracts	2,067,130
Change in net assets resulting from operations	$4,649,337
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Changes in Net Assets

Year Ended December 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,582,207	$2,799,773
Net realized gain (loss)	(782,671)	(972,452)
Net change in unrealized appreciation/depreciation	2,849,801	(1,413,401)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,649,337	413,920
Distributions to Shareholders	(2,802,697)	(2,822,220)
Share Transactions:
Proceeds from sale of shares	7,628,717	4,875,563
Net asset value of shares issued to shareholders in payment of distributions declared	2,802,697	2,822,220
Cost of shares redeemed	(13,410,343)	(18,587,974)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,978,929)	(10,890,191)
Change in net assets	(1,132,289)	(13,298,491)
Net Assets:
Beginning of period	70,743,923	84,042,414
End of period	$69,611,634	$70,743,923
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
10

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver of $168,868 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based
Annual Financial Statements and Additional Information
11

upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,260,861 and $540,737, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of December 31, 2025, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$11,738*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$46,021

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(43,577)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
12

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2025	Year Ended 12/31/2024
Shares sold	837,910	536,173
Shares issued to shareholders in payment of distributions declared	312,801	317,460
Shares redeemed	(1,476,634)	(2,041,115)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(325,923)	(1,187,482)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$2,802,697	$2,822,220
As of December 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$2,598,583
Net unrealized appreciation	$482,774
Capital loss carryforwards and deferrals	$(13,686,223)
TOTAL	$(10,604,866)
At December 31, 2025, the cost of investments for federal tax purposes was $68,634,787. The net unrealized appreciation of investments for federal tax purposes was $482,774. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,128,238 and unrealized depreciation from investments for those securities having an excess of cost over value of $645,464. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for Straddle loss deferral and mark-to-market futures contracts.
As of December 31, 2025, the Fund had a capital loss carryforward of $13,686,223 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$5,134,891	$8,551,332	$13,686,223
The Fund used capital loss carryforwards of $27,002 to offset capital gains realized during the year ended December 31, 2025.
At December 31, 2025, for federal income tax purposes, the Fund had $452 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2025, the Adviser voluntarily waived $168,868 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2025, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
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In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.78% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2025, were as follows:
Purchases	$—
Sales	$2,442,815
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2025, the Fund had no outstanding loans. During the year ended December 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the year ended December 31, 2025, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
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the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2025, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
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Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes Fund for U.S. Government Securities II and the Board of Trustees of Federated Hermes Insurance Series:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Fund for U.S. Government Securities II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 17, 2026
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Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Fund for U.S. Government Securities II (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
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designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00846-01 (2/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Government Money Fund II: Not Applicable.

Federated Hermes High Income Bond Fund II: Not Applicable.

Federated Hermes Kaufmann Fund II: Not Applicable.

Federated Hermes Managed Volatility Fund II: Not Applicable.

Federated Hermes Quality Bond Fund II: Not Applicable.

Federated Hermes Fund for U.S. Government Securities II: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Government Money Fund II: Not Applicable.

Federated Hermes High Income Bond Fund II: Not Applicable.

Federated Hermes Kaufmann Fund II: Not Applicable.

Federated Hermes Managed Volatility Fund II: Not Applicable.

Federated Hermes Quality Bond Fund II: Not Applicable.

Federated Hermes Fund for U.S. Government Securities II: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Government Money Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes High Income Bond Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Managed Volatility Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Quality Bond Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Government Money Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes High Income Bond Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Managed Volatility Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Quality Bond Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Insurance Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Fisher
John B. Fisher, President - Principal Executive Officer

Date:  February 17, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 17, 2026